Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	China Hydroelectric Corp
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	161,989,097
Amendment Flag	false
Entity Central Index Key	0001477156
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
A S S E T S
Cash and cash equivalents	$ 8,391	$ 33,457
Accounts receivable (net of allowance for doubtful accounts of US$nil as of December 31, 2010 and 2011)	4,246	4,359
Deferred tax assets	1,799	1,260
Amounts due from related parties (net of allowance for doubtful accounts of US$nil and US$1,334 as of December 31, 2010 and 2011)		5,950
Prepayments and other current assets (net of provision for impairment allowance of US$nil and US$714 as of December 31, 2010 and 2011)	2,999	8,221
Assets classified as held-for-sale	21,693
Total current assets	39,128	53,247
Non-current assets:
Property, plant and equipment, net	580,964	583,686
Land use rights, net	50,666	48,944
Intangible assets, net	5,788	6,249
Goodwill	135,651	136,635
Deferred tax assets	1,767	986
Other non-current assets	951	709
Total non-current assets	775,787	777,209
TOTAL ASSETS	814,915	830,456
L I A B I L I T I E S A N D S H A R E H O L D E R S ’ E Q U I T Y
Accounts payable	5,251	5,551
Short-term loans	20,881	17,742
Current portion of long-term loans	51,651	60,798
Amounts due to related parties	12,174	12,866
Deferred tax liabilities	536
Accrued expenses and other current liabilities	75,002	66,763
Warrant liabilities	440
Liabilities directly associated with the assets classified as held-for-sale	11,920
Total current liabilities	177,855	163,720
Non-current liabilities:
Long-term loans	215,382	224,297
Deferred tax liabilities	26,563	25,350
Other non-current liabilities	237	106
Total non-current liabilities	242,182	249,753
Total liabilities	420,037	413,473
Shareholders’ equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2010 and 2011; 153,295,516 and 161,989,097 shares issued and outstanding as of December 31, 2010 and 2011)	162	153
Additional paid-in capital	509,499	495,652
Accumulated other comprehensive income	42,968	22,922
Accumulated deficit	(158,229)	(112,840)
Total China Hydroelectric Corporation shareholders’ equity	394,400	405,887
Noncontrolling interests	478	11,096
Total shareholders’ equity	394,878	416,983
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 814,915	$ 830,456

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts (in Dollars)	$ 0	$ 0
Allowance for doubtful accounts, related parties (in Dollars)	1,334	0
Provision for impairment allowance (in Dollars)	$ 714	$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	153,295,516
Ordinary shares, shares outstanding	161,989,097	153,295,516

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 57,544	$ 63,280	$ 34,327
Cost of revenues	(32,545)	(23,970)	(16,458)
Gross profit	24,999	39,310	17,869
Operating expenses:
General and administrative expenses (including share-based compensation expenses of US$571, US$3,615 and US$10,479 in 2009, 2010 and 2011)	(29,028)	(19,307)	(9,003)
Total operating expenses	(29,028)	(19,307)	(9,003)
Operating income (loss)	(4,029)	20,003	8,866
Interest income	102	1,190	510
Interest expense	(26,550)	(15,167)	(13,359)
Changes in fair value of warrant liabilities	951	365	(13,793)
Exchange loss	(851)	(855)	(23)
Share of losses in an equity investee			(70)
Impairment loss on goodwill	(11,388)
Impairment loss on long-lived assets	(11,590)
Other (loss) income, net	(348)	122	(225)
(Loss) income before income tax expense	(53,703)	5,658	(18,094)
Income tax expense	(1,549)	(3,557)	(1,433)
Net (loss) income from continuing operations	(55,252)	2,101	(19,527)
Net income (loss) from discontinued operations (net of income tax (expense) benefit of US$(59), US$197 and US$(79) in 2009, 2010 and 2011)	(38)	1,884	99
Net (loss) income	(55,290)	3,985	(19,428)
Less:
Net loss (income) attributable to noncontrolling interests	9,901	(243)	32
Net (loss) income attributable to China Hydroelectric Corporation shareholders	(45,389)	3,742	(19,396)
- Continuing operations	(45,351)	1,858	(19,495)
- Discontinued operations	(38)	1,884	99
Less:
Cumulative dividends on Series A convertible redeemable preferred shares		(1,989)	(19,836)
Cumulative dividends on Series B convertible redeemable preferred shares		(1,412)	(14,412)
Cumulative dividends on Series C convertible redeemable preferred shares		(162)	(356)
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares		(6,990)
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares		(5,040)
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares		(222)
Changes in redemption value of Series C convertible redeemable preferred shares			(1,872)
Loss attributable to ordinary shareholders	$ (45,389)	$ (12,073)	$ (55,872)
Net (loss) income attributable to ordinary shareholders per share (in Dollars per share)	$ (0.29)	$ (0.08)	$ (3.59)
—From continuing operations – basic and diluted (in Dollars per share)	$ (0.29)	$ (0.09)	$ (3.59)
—From discontinued operations – basic and diluted (in Dollars per share)	$ 0	$ 0.01	$ 0
Weighted average number of ordinary shares used in computing:
Net (loss) income attributable to ordinary shareholders per share – basic and diluted (in Shares)	156,505,076	143,253,450	15,541,666
Net (loss) income attributable to ordinary shareholders per ADS (equivalent to three ordinary shares) (in Dollars per share)	$ (0.87)	$ (0.25)
—From continuing operations – basic and diluted (in Dollars per share)	$ (0.87)	$ (0.29)
—From discontinued operations – basic and diluted (in Dollars per share)	$ 0	$ 0.04
Weighted average number of ADS used in computing:
Net (loss) income attributable ordinary shareholders per ADS – basic and diluted (in Shares)	52,168,358	47,751,150

CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation expenses	$ 10,479	$ 3,615	$ 571
Income tax (expense) benefit, discontinued operations	$ (79)	$ 197	$ (59)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (55,290)	$ 3,985	$ (19,428)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Depreciation of property, plant and equipment	21,984	15,834	11,645
Amortization of land use rights	1,144	935	754
Amortization of intangible assets	213	161	182
Impairment loss on goodwill	11,388
Impairment loss on long-lived assets	11,590
Deferred income taxes	(485)	(656)	795
Share of losses in an equity investee			70
Changes in fair value of warrant liabilities	(951)	(365)	13,793
Amortization of debt issuance costs	19	19	23
Accretion of guarantee fee payable			10
Accretion of guarantee deposit		391	45
Amortization of unfavorable contract obligations		(586)	(660)
Amortization of government grant	(3)	(6)
Share-based compensation expense	10,479	3,615	571
Loss from disposal of property, plant and equipment	266	73	276
Remeasurement gain on pre-existing interest in an equity investee at acquisition-date fair value			(105)
Exchange loss	851	855	23
Provision for impairment allowance on prepayments and other current assets	696
Provision for allowance for doubtful accounts on amounts due from a related party	1,302
Net pension cost recognized	173
Changes in operating assets and liabilities:
Accounts receivable	242	5,426	(3,674)
Amounts due from an equity investee			(125)
Amounts due from related parties		(1,487)	13
Prepayments and other current assets	310	3,703	304
Other non-current assets	(344)	(138)	969
Accounts payable	(42)	690	(1)
Amounts due to related parties			(2)
Accrued expenses and other current liabilities	(1,903)	10,089	(4,265)
Other non-current liabilities	5	584
Net cash generated from operating activities	1,644	43,122	1,213
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired	(19,330)	(43,213)	(32,283)
Advances to an acquired business prior to the acquisition date		(43,548)
Cash deposit for potential acquisitions	(696)	(9,475)
Acquisition of an intangible asset			(1,025)
Acquisition of land use rights		(223)
Acquisition of property, plant and equipment	(1,490)	(2,927)	(1,757)
Proceeds from disposal of property, plant and equipment	112	3	190
Payment to contractors for construction projects	(3,330)	(4,223)	(13,380)
Loans to an equity investee			(3,937)
Repayment of loans by an equity investee			3,486
Net cash used in investing activities	(24,734)	(103,606)	(48,706)
Cash flows from financing activities:
Purchase of subsidiary shares from noncontrolling interests	(1,204)		(2,490)
Proceeds from issuance of convertible redeemable preferred shares			20,000
Proceeds from loans from related parties	1,263	2,247
Proceeds from short-term loans	23,066	8,327	4,391
Proceeds from long-term loans	45,823	23,805	129,234
Proceeds from initial public offering		96,000
Proceeds from exercised warrants	10,036
Proceeds from loans from third parties	17,456
Payment of deferred initial public offering costs		(10,012)	(7,142)
Payment of convertible redeemable preferred shares issuance costs			(1,872)
Payment of debt issuance costs			(299)
Repayment of short-term bank loans	(20,889)	(7,206)	(6,082)
Repayment of long-term bank loans	(66,955)	(50,717)	(95,287)
Repayment of loans from third parties	(10,637)
Net cash provided by (used in) financing activities	(2,041)	62,444	40,453
Net (decrease) increase in cash and cash equivalents	(25,131)	1,960	(7,040)
Effect of changes in exchange rate on cash and cash equivalents	76	(121)	(35)
Cash and cash equivalents at the beginning of the year	33,457	31,618	38,693
Cash and cash equivalents at the end of the year	8,402	33,457	31,618
Supplementary disclosure of cash flow information
Interest paid	22,928	15,812	14,051
Income taxes paid	2,333	1,261	1,015
Non-cash activities:
Non-cash portion of deferred initial public offering costs		1,036	1,640
Convertible redeemable preferred shares issued as dividends		3,563	34,604
Conversion of convertible redeemable preferred shares into ordinary shares		119,754
Non-cash portion of acquisition of subsidiaries	1,825	11,333	720
Non-cash portion of acquisition of property, plant and equipment	9,595	2,741	1,072
Non-cash portion of disposal of property, plant and equipment	$ 20

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 16	$ 38,241	$ 10,819	$ (44,895)	$ 750		$ 4,931
Balance (in Shares) at Dec. 31, 2008	15,541,666
Cumulative dividends on Series A convertible redeemable preferred shares				(19,836)			(19,836)
Cumulative dividends on Series B convertible redeemable preferred shares				(14,412)			(14,412)
Cumulative dividends on Series C convertible redeemable preferred shares				(356)			(356)
Changes in redemption value of Series C convertible redeemable preferred shares				(1,872)			(1,872)
Purchase of subsidiary shares from noncontrolling interests		(2,561)			71		(2,490)
Share-based compensation expenses		571					571
Foreign currency translation adjustment			246			246	246
Net loss				(19,396)	(32)	(19,428)	(19,428)
Balance at Dec. 31, 2009	16	36,251	11,065	(100,767)	789	(19,182)	(52,646)
Balance (in Shares) at Dec. 31, 2009	15,541,666
Issuance of ordinary shares upon initial public offering	18	65,083					65,101
Issuance of ordinary shares upon initial public offering (in Shares)	18,000,000
Issuance of warrants (Note 17)		7,200					7,200
Reclassification of warrants		13,968					13,968
Cumulative dividends on Series A convertible redeemable preferred shares				(1,989)			(1,989)
Cumulative dividends on Series B convertible redeemable preferred shares				(1,412)			(1,412)
Cumulative dividends on Series C convertible redeemable preferred shares				(162)			(162)
Conversion of Series A convertible redeemable preferred shares into ordinary shares	62	186,467					186,529
Conversion of Series A convertible redeemable preferred shares into ordinary shares (in Shares)	63,016,780
Conversion of Series B convertible redeemable preferred shares into ordinary shares	51	150,304					150,355
Conversion of Series B convertible redeemable preferred shares into ordinary shares (in Shares)	50,795,457
Conversion of Series C convertible redeemable preferred shares into ordinary shares	6	20,512					20,518
Conversion of Series C convertible redeemable preferred shares into ordinary shares (in Shares)	5,941,613
Beneficial conversion feature on Series A convertible redeemable preferred shares upon conversion into ordinary shares		6,990					6,990
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares				(6,990)			(6,990)
Beneficial conversion feature on Series B convertible redeemable preferred shares upon conversion into ordinary shares		5,040					5,040
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares				(5,040)			(5,040)
Beneficial conversion feature on Series C convertible redeemable preferred shares upon conversion into ordinary shares		222					222
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares				(222)			(222)
Noncontrolling interest in acquired subsidiaries					10,064		10,064
Share-based compensation expenses		3,615					3,615
Foreign currency translation adjustment			11,857			11,857	11,857
Net loss				3,742	243	3,985	3,985
Balance at Dec. 31, 2010	153	495,652	22,922	(112,840)	11,096	15,842	416,983
Balance (in Shares) at Dec. 31, 2010	153,295,516
Reclassification of warrants		(1,391)					(1,391)
Exercise of warrants	9	9,666					9,675
Exercise of warrants (in Shares)	8,693,581
Purchase of subsidiary shares from noncontrolling interests		(4,907)			(1,032)		(5,939)
Share-based compensation expenses		10,479					10,479
Net losses not recognized immediately as a component of net periodic pension cost			(33)			(33)	(33)
Foreign currency translation adjustment			20,079		315	20,394	20,394
Net loss				(45,389)	(9,901)	(55,290)	(55,290)
Balance at Dec. 31, 2011	$ 162	$ 509,499	$ 42,968	$ (158,229)	$ 478	$ (34,929)	$ 394,878
Balance (in Shares) at Dec. 31, 2011	161,989,097

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
Organization And Principal Activities Disclosure [Text Block]

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

          China Hydroelectric Corporation (the “Company”) was incorporated on July 10, 2006 under the laws of the Cayman Islands to serve as a vehicle for the acquisition of equity interests in companies with hydroelectric assets in the People’s Republic of China (the “PRC” or “China”). The Company and its subsidiaries (the “Group”) are principally engaged in the operation and development of hydroelectric assets and the generation of hydroelectric power in the PRC.

          On January 25, 2010, the Company completed an initial public offering (“IPO”), whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one American Depository Share (“ADS”) priced at US$14.80 and one warrant priced at US$1.20. Each ADS represents three ordinary shares and each warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. The IPO yielded aggregate gross proceeds of US$96,000. The proceeds, net of applicable expenses, are used to acquire hydroelectric operating companies and assets and to develop new hydroelectric power projects in China, for working capital and for general corporate purposes.

          The Company does not conduct any substantive operation of its own and conducts its primary business operations through its subsidiaries. During the years ended December 31, 2009, 2010 and 2011, the Company made three, six and one acquisitions of hydroelectric entities, respectively. Details of the acquisition made in 2011 are disclosed in Note 3.

          As of December 31, 2011, the Company’s subsidiaries included the following entities:

	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Subsidiaries

Beijing A.B.C. Investment Consulting Co., Ltd. (“ABC”)	PRC	April 19, 2007	100%	Provision of general and administrative services to group companies
Yunnan Huabang Electric Power Development Co., Ltd. (“Binglangjiang”)	PRC	April 25, 2007	100%	Operation and development of hydroelectric assets
Sichuan Huabang Hydroelectric Development Co., Ltd. (“Liyuan”)	PRC	May 21, 2007	100%	Operation and development of hydroelectric assets
Zhejiang Province Jingning Yingchuan Hydroelectric Development Co., Ltd. (“Yingchuan”)	PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Qingtian Wuliting Hydroelectric Development Co., Ltd. (“Wuliting”)	PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Suichang County Jiulongshan Hydroelectric Development Co., Ltd. (“Jiulongshan”)	PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
China Hydroelectric Corporation (Hong Kong) Limited (“CHC HK”)	Hong Kong (“HK”)	June 25, 2008	100%	Investment holding company
Pingnan County Yuheng Hydropower Co., Ltd. (“Yuheng”)	PRC	October 21, 2008	100%	Operation and development of hydroelectric assets
Pingnan County Wangkeng Hydroelectric Co., Ltd. (“Wangkeng”)	PRC	October 21, 2008	100%	Operation and development of hydroelectric assets
Pingnan County Yuanping Hydroelectric Co., Ltd. (“Yuanping”)	PRC	October 22, 2008	100%	Operation and development of hydroelectric assets
Sanming Zhongyin Banzhu Hydroelectric Co., Ltd. (“Banzhu”)	PRC	October 22, 2008	100%	Operation and development of hydroelectric assets
Sun Power Asia Limited (“Sunpower”)	HK	November 14, 2008	100%	Investment holding company
Yunhe County Shapulong Hydropower Generation Co., Ltd. (“Shapulong”)	PRC	August 3, 2009	100%	Operation and development of hydroelectric assets
Zhejiang Longquan Ruiyang Cascaded II Hydropower Plant Co., Ltd. (“Ruiyang”)	PRC	August 20, 2009	100%	Operation and development of hydroelectric assets
Suichang County Zhougongyuan Hydroelectric Development Co., Ltd. (“Zhougongyuan”)	PRC	December 3, 2009	100%	Operation and development of hydroelectric assets
Fujian Huabang Hydroelectric Investment Co., Ltd. (“Fujian Huabang”)	PRC	January 14, 2010	100%	Investment holding
Henan Wuyue Storage Power Generation Co., Ltd. (“Wuyue”)	PRC	March 23, 2010	79%	Development of hydroelectric assets
Yingjiang County Qinrui Husahe Power Co., Ltd. (“Husahe”)	PRC	April 19, 2010	100%	Operation and development of hydroelectric assets
Fugong County Hengda Electric Power Development Co., Ltd. (“Hengda”)	PRC	June 22, 2010	100%	Operation and development of hydroelectric assets
Fugong County Xineng Electric Power Development Co., Ltd. (“Xineng”)	PRC	August 16, 2010	100%	Operation and development of hydroelectric assets
Luquan Xiaopengzu Power Generation Co., Ltd. (“Xiaopengzu”)	PRC	September 8, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinling Power Generation Co., Ltd. (“Jinling”)	PRC	December 30, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinlong Hydropower Co., Ltd. (“Jinlong”)	PRC	December 30, 2010	55%	Operation and development of hydroelectric assets
Shaowu City Jintang Hydropower Co., Ltd. (“Jintang”)	PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Shaowu City Jinwei Hydropower Co., Ltd. (“Jinwei”)	PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Jinping Kanghong Hydroelectric Development Co., Ltd., (“Dazhaihe”)	PRC	April 10, 2011	100%	Operation and development of hydroelectric assets

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Significant Accounting Policies [Text Block]

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

          The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”). Certain comparative amounts have been reclassified to conform with the current year’s presentation.

          The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

          As of December 31, 2011, the Group had working capital deficiency of US$138,727. This factor raises substantial doubt about the Company’s ability to continue as a going concern. The continued operation of the Group is dependent upon the Group’s ability in raising additional capital, obtaining additional financing and improving future operating and financial results. Therefore, the Company may not be able to realize its assets and discharge its liabilities in the normal course of business. In view of this, management has taken steps to actively pursue additional capital and financing. On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to dispose Yuanping, a wholly-owned subsidiary of the Company, for cash consideration of US$11,276 (RMB71,050) (Note 6). The disposal was completed on March 2, 2012. In addition, the Group received gross proceeds of US$11,744 through long-term borrowings from banks and other non-financial institutions between January 1, 2012 and March 31, 2012.

          While the Company strongly believes that its capital resources will be sufficient in the near term, there is no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there is no assurance that any additional financing, if available, will be obtainable on terms satisfactory or attractive to the Company.

          The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

(b) Principles of consolidation

          The consolidated financial statements include the financial statements of the Company and its subsidiaries. The results of subsidiaries are consolidated from the date of acquisition, being the date on which the Group obtained control and continued to be consolidated until the date that such control ceases.

          Investments in entities that the Company does not control, but has the ability to exercise significant influence over operating and financial policies, are accounted for under the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence are accounted for under the cost method. All significant intercompany transactions and balances have been eliminated upon consolidation.

          For business combinations with the acquisition date on or after January 1, 2009, the Group accounted for the transactions in accordance with ASC sub-topic 805-10 (“ASC 805-10”), Business Combinations: Overall. ASC 805-10 requires the acquiring entity in a business combination to recognize all assets acquired and liabilities assumed in the transaction, establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed, and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the Company recognizes adjustments to the provisional amounts of acquisition-date fair value and the resulting goodwill for new information obtained as if the accounting for the business combination had been completed at the acquisition date. The comparative information for prior periods presented in the consolidated financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

          For a component of the Group that either has been disposed of or is classified as held-for-sale, the Group accounted for the result of operations of the component as a discontinued operation in accordance with ASC sub-topic 205-20 (“ASC 205-20”), Presentation of Financial Statements when (1) the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Group as a result of the disposal transaction; and (2) the Group will not have any significant continuing involvement in the operations of the component after the disposal transaction.

          The Company accounted for the purchase of additional ownership in its subsidiary from noncontrolling interests as an equity transaction in accordance with ASC sub-topic 810-10 (“ASC 810-10”), Consolidation: Overall. The carrying amount of the noncontrolling interest is adjusted to reflect the change in the Group’s ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in additional paid-in capital.

(c) Use of estimates

          The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

(d) Fair value measurement

          Financial instruments include cash and cash equivalents, accounts receivable, certain other current assets, accounts payable, certain other liabilities, short-term loans, long-term loans, convertible redeemable preferred shares and warrants. The carrying values of these financial instruments, other than long-term loans, convertible redeemable preferred shares, and warrants, approximate their fair values due to their short-term maturities. The warrants issued in connection with the convertible notes and the IPO were recorded in equity at the fair value as determined on the day of issuance (Note 17). The convertible redeemable preferred shares were initially recorded at issue price net of issuance costs. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the convertible redeemable preferred shares to equal the redemption value at the end of each reporting period. All of the convertible redeemable preferred shares were automatically converted into ordinary shares on January 25, 2010, the date of the Company’s IPO (Note 16). The warrants issued in connection with the convertible redeemable preferred shares were recorded as a liability at fair value as determined on the day of issuance and subsequently adjusted to the fair value at each reporting date (Note 17). Upon the closing of the Company’s IPO, these warrants issued in connection with the convertible redeemable preferred shares were reclassified from liability to equity at the fair value immediately prior to such reclassification (Note 17). During the year ended December 31, 2011, certain warrants were reclassified from equity to liability upon modification of terms (Note 17). These amended warrants were recorded as liabilities at fair value on the day of modification and subsequently adjusted to the fair-value at each reporting date. The Group, with the assistance of independent third party valuation firms, determined the fair values of the convertible redeemable preferred shares and warrants.

          The carrying values of long-term loans approximate their fair values due to the fact that the interest rates on these loans are reset each year based on prevailing market interest rates.

          The Group applied the provisions of ASC sub-topic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, in measuring fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

          ASC 820-10 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

          Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

          Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

          Level 3—Unobservable inputs which are supported by little or no market activity.

          The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

          ASC 820-10 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

          In accordance with ASC 820-10, the Group measures the fair value of money market funds included in cash equivalents using the market approach based on quoted market prices. The warrant liabilities were valued using the income approach based on inputs that are unobservable in the market (Level 3).

          All assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

	US$	US$	US$
Money market funds in cash equivalent	807	—	—
Warrant liabilities (Note 17)	—	—	440

	807	—	440

          The following table presents reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs for year ended December 31, 2011:

Warrant liabilities

US$

Balance as of December 31, 2010	—
Reclassification of Amended Warrants from equity to liability (Note 17)	1,391
Unrealized gains	(951)

Balance as of December 31, 2011	440

          Unrealized gains of US$951 for the year ended December 31, 2011 were recorded in “changes in fair value of warrant liabilities” in the consolidated statements of operations.

          All assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss

	US$	US$	US$
Construction in progress	—	—	—	(11,590)
Goodwill	—	—	135,651	(11,388)

	—	—	135,651	(22,978)

          In accordance with ASC 360-10, construction in progress of Wuyue with a carrying amount of US$11,590 was written down to its fair value of zero, resulting in an impairment charge of US$11,590, which was included in the statements of operations for the year ended December 31, 2011 (Note 7).

          In accordance with ASC 350-20, goodwill with a carrying amount of US$147,039 was written down to its implied fair value of US$135,651, resulting in an impairment charge of US$11,388, which was included in the statements of operations for the year ended December 31, 2011 (Note 9).

(e) Foreign currency

          The Company determined its functional currency to be the US$ while its subsidiaries determine their functional currency based on the criteria of ASC sub-topic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. All of the Company’s subsidiaries determined their functional currency to be their respective local currency, except for CHC HK and Sunpower which determined their functional currency to be the US$. The Company uses the US$ as its reporting currency.

          Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations. Non-monetary items that are measured in terms of historical cost in a foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

          The assets and liabilities of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing at the balance sheet date. The statements of operations of the Company’s subsidiaries are translated into the reporting currency of the Company at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

          For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of the Company’s subsidiaries, which arise throughout the year, are translated into the reporting currency of the Company at the weighted average exchange rates for the year.

(f) Cash and cash equivalents

          Cash and cash equivalents include cash on hand and short-term deposits with original maturity of three months or less at the date of purchase. None of the Group’s cash and cash equivalents is restricted as to withdrawal and use.

(g) Accounts receivable

          Accounts receivables are carried at net realizable value. In evaluating the collectability of receivable balances, the Group considers many factors, including the aging of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Accounts receivable are written off after all collective efforts have ceased.

(h) Investment in equity investee

          Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting under ASC sub-topic 323-10, (“ASC 323-10”), Investments—Equity Method and Joint Ventures: Overall, and included as investment in equity investees in the balance sheets. Under the equity method, the Company’s proportionate share of each equity investee’s net income or loss is included as share of income (losses) in equity investees in the statements of operations.

          The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill and included as part of the Company’s investment in equity investees in the balance sheets. The Company evaluated the investment in equity investee for impairment under ASC 323-10. An impairment loss on the investment in equity investee is recognized in the statements of operations when the decline in value is determined to be other-than-temporary.

(i) Property, plant and equipment

          Property, plant and equipment are recorded at cost less accumulated depreciation. The depreciable amount of an item of property, plant and equipment is its cost less its estimated residual value, if any. The residual value is calculated by taking the price such an asset would fetch at the reporting date, with the assumption that it was already in the condition it will be in at the end of its useful life. Depreciation is recorded on a straight-line basis over the following estimated useful lives:

Dams and reservoirs	30-49 years
Buildings	8-50 years
Machinery	1-30 years
Transportation equipment	1-11 years
Electronic equipment and others	1-15 years

          For property, plant and equipment acquired through a business combination, depreciation is recorded on a straight-line basis over their respective remaining estimated useful lives. The useful lives, residual values and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate.

          All direct and indirect costs that are related to the construction of property, plant and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, plant and equipment accounts and commences depreciation when these assets are ready for their intended use.

          Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use.

          Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterment that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of operations.

(j) Goodwill and intangible assets

          Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. ASC sub-topic 350-10 (“ASC 350-10”), Intangibles—Goodwill and Other: Overall, requires that goodwill be tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group assigns and assesses goodwill for impairment at the reporting unit level at each reporting date. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment.

          The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined through the income approach by computing the future discounted cash flows expected to be generated by the reporting unit and is dependent on a number of significant entity specific assumptions, including plant utilization rate, electricity sales volumes and tariffs, costs of production, capital expenditures, working capital changes and the discount rate. The discount rate is commensurate with the risk inherent in the projected cash flows and reflects the rate of return required by an investor in the current economic conditions. For reporting units to be disposed of subsequent to the reporting date, the market approach is used where estimates of prices reasonably expected to be realized from the sale of the reporting units are used to determine the fair value of each reporting unit.

           If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. This implied fair value is then compared with the carrying amount of the reporting unit goodwill, and if it is less, the Group would then recognize an impairment loss.

          The Group recognized goodwill impairment loss of US$nil, US$nil and US$11,388 for the years ended December 31, 2009, 2010 and 2011, respectively (Note 9).

          Intangible assets are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets. The estimated useful life for the intangible assets as of December 31, 2011 is as follows:

Development right of Binglangjiang Phase II	30 years
Water use right of Wanquan Power Generation Co., Ltd.	30 years
Dam use right of Dongguan	40 years

          The Group reviews and adjusts the carrying value of the intangible assets if facts and circumstances suggest the intangible assets may be impaired (Note 2(m)). The Group assessed and concluded that there was no impairment for intangible assets in any of the years presented.

(k) Land use rights

          The land use rights represent the amounts paid and relevant costs incurred for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years. For land use rights acquired through a business combination, amortization is recorded on a straight-line basis over their respective remaining estimated useful lives, which range from 41 to 50 years.

(l) Asset retirement obligations

          ASC sub-topic 410-20 (“ASC 410-20”), Asset Retirement Obligations, requires companies to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The value of the liability is capitalized as part of the carrying amount of the related long-lived asset. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Group’s asset retirement obligations relate primarily to the restoration of leased lands under land use rights granted by the local government to their original condition. Asset retirement obligations as of December 31, 2010 and 2011 were insignificant.

(m) Impairment of long-lived assets

          The Group evaluates its long-lived assets, including property, plant and equipment, land use rights and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC sub-topic 360-10 (“ASC 360-10”), Property, Plant, and Equipment: Overall. When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The Group recognized impairment loss on long-lived assets of US$nil, US$nil and US$11,590 for the years ended December 31, 2009, 2010 and 2011, respectively.

(n) Derivative instruments

          ASC sub-topic 815-10 (“ASC 815-10”), Derivatives and Hedging: Overall, requires all contracts which meet the definition of a derivative to be recognized in the consolidated financial statements as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in income/loss or in shareholders’ equity as a component of other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in the consolidated statements of operations. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

(o) Comprehensive income (loss)

          Comprehensive income is defined as the change in shareholders’ equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income (loss) is reported in the consolidated statements of shareholders’ equity. Accumulated other comprehensive income (loss) of the Group includes the cumulative foreign currency translation adjustments and net losses not recognized immediately as a component of net periodic pension cost of a defined benefit plan.

(p) Revenue recognition

          The Group’s revenue is derived from the sale of electricity. Revenues are recognized when the following four criteria are met as prescribed by ASC sub-topic 605-10 (“ASC 605-10”), Revenue Recognition: Overall: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The Group considers the terms of each arrangement to determine the appropriate accounting treatment. Revenue is generally earned and recognized upon transmission of electricity to the power grid controlled and owned by the respective regional or provincial grid companies. For transactions in which electricity has been transmitted to the power grid without a fixed or determinable unit price per kWh while the tariff is pending approval of the regional or provincial pricing bureau, cash received in exchange for the transmission of electricity to the power grid controlled by the respective regional or provincial grid companies has been recorded as customer deposits until such time the price becomes fixed and determinable. When the price becomes fixed and determinable, all or a portion of the customer deposits will be recognized as revenue. The Group does not defer the related cost of revenues, which is charged to expense as incurred. No customer deposits were recognized as of December 31, 2010 and 2011. The Group has not offered any discounts or rebates to its customers nor does it provide for refunds in its sales contracts with customers.

          The Company’s subsidiaries are subject to withholding value-added tax (“VAT”) on the revenues earned in the PRC. The applicable rate of VAT is 6% for small hydroelectric power projects with a total installed capacity of 50 megawatts or less and 17% for large hydroelectric power projects with a total installed capacity of over 50 megawatts. For the year ended December 31, 2009, the lower VAT rate of 6% was applied to the hydroelectric power projects of Binglangjiang, Liyuan, Yingchuan, Wuliting, Yuheng, Shapulong, Ruiyang and Yuanping and the VAT rate of 17% was applied to the hydroelectric power projects of Banzhu, Wangkeng, Jiulongshan and Zhougongyuan. For the years ended December 31, 2010 and 2011, the lower VAT rate of 6% was applied to the hydroelectric power projects of Binglangjiang, Liyuan, Yingchuan, Wuliting, Yuheng, Yuanping, Jiulongshan, Zhougongyuan, Shapulong, Ruiyang, Husahe, Hengda, Xineng, Xiaopengzu, Jinling, Jinlong, Jintang and Jinwei, and the VAT rate of 17% was applied to the hydroelectric power projects of Banzhu and Wangkeng. VAT on revenues earned from the sale of electricity by the Group to its customers for the years ended December 31, 2009, 2010 and 2011 were US$3,742, US$5,728 and US$4,583, respectively. The Group has recognized revenues net of VAT in the consolidated statements of operations.

(q) Cost of revenues

          Cost of revenues consists primarily of depreciation expense of hydroelectric power projects and related operating costs and overhead expenses directly attributable to the production of electricity.

(r) Leases

          In accordance with ASC sub-topic 840-10 (“ASC 840-10”), Lease: Overall, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the lease periods.

          The Group has no capital leases for any of the years presented.

(s) Income taxes

          The Group follows the liability method of accounting for income taxes in accordance with ASC sub-topic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss carry forwards and credits, using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in the consolidated statements of operations in the period that includes the enactment date.

          The Company accounts for uncertainty in income taxes in accordance with ASC 740-10. Interests and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expenses is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized from the accounting for uncertainty in income taxes is classified in the financial statements as interest expenses, while penalties recognized from the accounting for uncertainty in income taxes are classified in the financial statements as other expenses.

          The Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail, which is defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured, using a probability weighted approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

          The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretation of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group’s financial statements. Additionally, in future periods, change in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the change occurs.

          The Company recognizes the tax benefit for the excess of the tax basis over the financial reporting basis (or the tax liability when the financial reporting basis exceeds the tax basis) (“outside basis difference”) of an investment in subsidiary in accordance with ASC sub-topic 740-30 (“ASC 740-30”), Income Taxes: Recognition, when it is apparent that the temporary differences will reverse in the foreseeable future. If it is more likely than not that a deferred tax liability will be realized as a result of the decision to dispose of a subsidiary, the tax liability would be recorded when the disposal group is classified as held for sale even though any gain expected upon disposal cannot be recognized until the sale is consummated.

(t) Net (loss) income per share

          In accordance with ASC sub-topic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, basic (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the Group’s convertible redeemable preferred shares (Note 16), using the if-converted method, and ordinary shares issuable upon the conversion of the warrants (Note 17) and share options (Note 25), using the treasury stock method.

(u) Segment reporting

          The Group follows ASC sub-topic 280-10 (“ASC 280-10”), Segment Reporting: Overall, for the presentation of segment information. The Group’s chief operating decision maker, who has been identified as the chief executive officer (“CEO”), relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. As a result, the Group operates and manages its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-term assets are substantially all located in and derived from the PRC, no geographical segments are presented.

(v) Government grant

          Government grants are recognized where there is reasonable assurance that the attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized as deferred government grant and recognized as income in proportion to depreciation of the related assets. Grant income is recognized on a net basis as a reduction to cost of revenues in the accompanying consolidated statements of operations.

(w) Share-based payment

          The Company accounts for share awards issued to employees in accordance with ASC sub-topic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. In accordance with the fair value recognition provision of ASC 718-10, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Company has elected to recognize share-based compensation expense for share awards granted to employees using the straight-line method. The Company uses a binomial option pricing valuations model in determining the fair value of the options granted.

          The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC 718-10 and ASC sub-topic 505-50 (“ASC 505-50”), Equity: Equity-Based Payment to Non-employees. The Company’s share awards issued to non-employees are subject to graded vesting provisions. The Group recognizes share-based compensation expense for share awards granted to non-employees using the accelerated recognition method over the requisite service period of the award. In accordance with ASC 718-10 and ASC 505-50, the Company uses the binomial option pricing valuations model to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation.

          ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

(x) Long-lived assets to be disposed of and discontinued operations

          The Company accounts for a long-lived asset to be disposed of other than by sale in accordance with the provisions of ASC sub-topic 360-10 (“ASC 360-10”), Impairment and Disposal of Long-Lived Assets, where such long-lived asset continues to be classified as held and used until it is disposed of. When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

          The Company accounts for a long-lived asset or disposal group to be sold in accordance with the provisions ASC 360-10,where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

          A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately in the balance sheets. Long-lived assets reclassified as held for sale are not depreciated or amortized.

          The Company follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations. In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes (benefit), for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the statements of operations.

(y) Recently issued accounting standards

          In April 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements. ASU 2011-03 removes from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee and also eliminates the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011, which should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

          In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (ASC 820), which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. ASU 211-04 is effective for fiscal years beginning after December 15, 2011. Early application by public entities is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

          In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which eliminates the current option to report other comprehensive income (“OCI”) and its components in the statements of shareholders’ equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

          In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (ASC 350), which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

          In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. Entities are required to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. ASU 2011-11 should be applied retrospectively and are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure [Text Block]

3. ACQUISITIONS

(a) Acquisition of a subsidiary

          During the year ended December 31, 2011, the Company completed the acquisition of 100% ownership interest in Dazhaihe. This acquisition is in line with the Company’s plan to further expand its hydroelectric power generation capacity in the PRC.

          On November 6, 2010, Xiaopengzu entered into an equity transfer purchase agreement with seven individual shareholders to acquire 100% of the equity interest in Dazhaihe. The total purchase consideration for the acquisition was US$9,019 (RMB59,000) cash. The hydroelectric project of Dazhaihe is located in Mengqian County, Yunnan Province, and has been in operation since September 2008. The acquisition was completed and Xiaopengzu took effective control of Dazhaihe on April 10, 2011. The acquisition of Dazhaihe meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since April 10, 2011.

          Based on the available and obtainable information as of April 10, 2011, which is subject to further refinement, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$

Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities—non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

          The US$6,646 goodwill from the acquisition of Dazhaihe was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Dazhaihe. None of the goodwill is expected to be deductible for tax purposes.

          The Company recognized US$28 of acquisition-related costs that were expensed in the year ended December 31, 2011. These costs are included in “General and administrative expenses” in the consolidated statements of operations.

          The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of operations from April 10, 2011, the acquisition date, to December 31, 2011 are as follows:

US$

Revenue	831
Net loss	(717)

(b) Unaudited pro forma consolidated financial information

          The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the years ended December 31, 2010 and 2011, as if the acquisition of Dazhaihe in 2011 described above had been completed at the beginning of the years presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the dates indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the Years Ended December 31,

	2010	2011

	US$	US$

Revenues	63,643	57,907
Profit (loss) before income taxes	5,409	(53,952)
Net loss attributable to ordinary shareholders	(12,322)	(45,638)
Basic and diluted loss per share	(0.09)	(0.29)

(c) Acquisition of noncontrolling interest

          On January 14, 2011, Fujian Huabang, a wholly-owned subsidiary of the Company, completed the acquisition of the remaining 10% equity interest of Wangkeng pursuant to an equity transfer purchase agreement with Sanming Chenyang Hydroelectric Co., Ltd. dated November 22, 2010. The purchase consideration for the acquisition was US$5,939 (RMB38,967). The Company accounted for the purchase of subsidiary shares from the noncontrolling interest as an equity transaction in accordance with ASC 810-10. The carrying amount of the noncontrolling interest was adjusted from US$1,032(RMB6,777) to US$nil to reflect the noncontrolling interest holder’s reduced ownership interest in Wangkeng’s net assets. The difference between the consideration paid by the Company to the noncontrolling interest holder and the adjustment to the carrying amount of the noncontrolling interest in Wangkeng was recognized in additional paid-in capital. Upon the completion of this transaction, Wangkeng became a wholly-owned subsidiary of the Group.

The following table shows the effects of changes in the Company’s ownership interest in Wangkeng on the Company’s equity:

	For the Years Ended December 31,

	2010	2011

	US$	US$

Net income (loss) attributable to the Company	3,742	(45,389)

Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	—	(4,907)

Net transfers to noncontrolling interest	—	(4,907)

Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	3,742	(50,296)

(d) Finalization of purchase price allocation

          During the year ended December 31, 2011, the Company finalized the purchase price allocation for the acquisition of Jinling and its subsidiaries and retrospectively adjusted the December 31, 2010 consolidated balance sheet to increase goodwill by US$1,416, other liabilities by US$625 and deferred tax assets by US$474, and to decrease other assets by US$1,265, as if they were recorded on the acquisition date of December 30, 2010. No significant adjustment was made to the purchase price allocations relating to other acquisitions completed in the year ended December 31, 2010.

          The following table presents the details of the preliminary purchase price allocation reported as of December 31, 2010, the adjustment made in the year ended December 31, 2011 and the final purchase price allocation.

	Preliminary December 31, 2010	Adjustments	Final December 31, 2010

	US$	US$	US$

Cash and Bank	26		26
Property, plant and equipment, net	78,953		78,953
Intangible assets	1,759		1,759
Other assets	2,930	(1,265)	1,665
Goodwill	7,925	1,416	9,341
Deferred tax assets— non-current	—	474	474

Total assets acquired	91,593	625	92,218

Short-term loans	(9,286)		(9,286)
Current portion of long-term loans	(5,964)		(5,964)
Long-term loans	(16,081)		(16,081)
Other liabilities	(40,924)	(625)	(41,549)
Deferred tax liabilities — non-current	(4,274)		(4,274)

Total liabilities assumed	(76,529)	(625)	(77,154)

Non-controlling interest	(3,731)	—	(3,731)

Net assets acquired	11,333	—	11,333

          Adjustments were made mainly to reflect new information obtained during the measurement period after the preliminary purchase price allocation on the provisional acquisition-date fair value of certain assets and liabilities as well as the corresponding deferred taxes.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4. ACCOUNTS RECEIVABLE

          The Group’s trading terms with its customers are mainly on credit. The credit terms are generally within 60 days after the delivery of electricity. The Group does not offer extended payment terms and all accounts receivable balances are non-interest-bearing.

          As of December 31, 2010 and 2011, all of the accounts receivable balances were within credit terms.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
Prepayments And Other Current Assets [Text Block]

5. PREPAYMENTS AND OTHER CURRENT ASSETS

          Prepayments and other current assets consist of the following:

	December 31,

	2010	2011

	US$	US$

Advances for construction projects	424	88
Acquisition deposits	4,832	714
Amounts due from original shareholders of acquired subsidiaries	1,138	1,244
Others	1,827	1,667

	8,221	3,713

Less: Provision for impairment allowance	—	(714)

Total	8,221	2,999

          Acquisition deposits as of December 31, 2011 represent a deposit of US$476 advanced by Wangkeng to Long Yan Ting Zhou Hydroelectric Development Co., Ltd. in April 2011 for the acquisition of the Ting Zhou hydroelectric project and a deposit of US$238 advanced by Hengda to Lushui Jinman Hydro Development Co., Ltd. in April 2011 for the acquisition of the Jinmanhe power project. As of December 31, 2011, these acquisitions have not been completed and the memorandums of understanding in relation to these acquisitions have expired. As a result, the Group recognized a full provision for impairment allowance on the acquisition deposits of US$714 in the year ended December 31, 2011.

          Amounts due from original shareholders of acquired subsidiaries as of December 31, 2010 mainly represent US$630 receivable from the original shareholders of Jinling and US$354 from the original shareholders of Banzhu, for social insurance which should be borne by the original shareholders in accordance with equity purchase agreements.

          Amounts due from original shareholders of acquired subsidiaries as of December 31, 2011 mainly represent US$487 receivable from the original shareholders of Jinling for business tax and land value added tax related to the disposal of an office building before the acquisition date and US$502 from the original shareholders of Banzhu for social insurance which should be borne by the respective original shareholders in accordance with the equity purchase agreements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

6. DISCONTINUED OPERATIONS

          On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuanping for a total consideration of US$11,276 (RMB71,050) cash. Yuanping owns and operates one hydroelectric station located in the Fujian Province, the PRC. On the same day, an agreement was entered into between Yuanping and Yuheng whereby Yuanping is assigned a right to use 36.48% of the water generated by Yuheng’s dam and reservoir at nil consideration with immediate effect. The dam and reservoir legally owned by Yuheng had been utilized in power generation by both Yuanping and Yuheng historically. The disposal transaction was not completed as of December 31, 2011.

          Yuanping met the criteria for disposal group to be classified as held for sale in accordance with ASC 360-10. In addition, Yuanping has operations and cash flows that were clearly distinguished from the rest of the Group in accordance with ASC 205. Accordingly, the operating results of Yuanping have been presented as discontinued operations in the consolidated statements of operations for all years presented. The assets and liabilities related to Yuanping have been presented as assets classified as held-for -sale and liabilities directly associated with the assets classified as held-for-sale, respectively, in accordance with ASC360-10 in the consolidated balance sheet as of December 31, 2011. The disposal transaction was completed on March 2, 2012.

          The breakdown of assets and liabilities as of each reporting date and the results of discontinued operations for the years presented are as follows:

(a)	Assets of disposal group classified as held-for-sale

	December 31,

	2010	2011

	US$	US$

Cash and cash equivalents	204	11
Property, plant and equipment	17,062	17,376
Goodwill	3,058	3,214
Other intangible assets	550	587
Deferred tax assets	—	259
Other current assets	303	246

Total	21,177	21,693

(b)	Liabilities directly associated with the assets classified as held-for-sale

	December 31,

	2010	2011

	US$	US$

Long term loans	10,419	10,475
Deferred tax liabilities(non current)	462	815
Current portion of long-term loans	302	476
Accrued expenses and other current liabilities	189	154

Total	11,372	11,920

          In accordance with ASC 740, as it is more likely than not that a deferred tax liability will be realized as a result of the decision to dispose of Yuanping, a tax liability of US$136 was recorded when the disposal group is classified as held for sale even though any capital gain tax expected upon disposal cannot be recognized until the sale is consummated.

(c)	Results of discontinued operations

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Revenues	1,848	3,373	1,790
Cost of revenues	(725)	(875)	(867)
General and administrative expenses	(96)	(133)	(94)
Interest income	—	1	1
Interest expense	(869)	(685)	(787)
Other (expense) income, net	—	6	(2)
Income tax expenses	(59)	197	(79)

Net income (loss) on discontinued operations	99	1,884	(38)

(d)

No allocation of cash flows has been made between continuing and discontinued operations, as the cash flows provided by or used in the operating, investing and financing activities of the discontinued operations were insignificant.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]

7. PROPERTY, PLANT AND EQUIPMENT, NET

          Property, plant and equipment and its related accumulated depreciation as of December 31, 2010 and 2011 are as follows:

	December 31,

	2010	2011

	US$	US$

Dams and reservoirs	286,450	343,851
Buildings	166,896	128,448
Machinery	147,252	156,685
Transportation equipment	1,394	1,840
Electronic equipment and others	3,812	4,187

Less: Accumulated depreciation	(32,984)	(55,237)

	572,820	579,774
Construction in progress, net	10,866	1,190

Total	583,686	580,964

          Construction in progress, net of impairment charge, as of December 31, 2010 and 2011 is as follows:

	Jiulongshan	Liyuan	Binglangjiang	Wuyue

	US$	US$	US$	US$

Balance as of December 31, 2009	—	1,616	—	—
Acquisition during the year	—	—	—	8,875
Addition to construction in progress	32	346	571	1,352
Transfer from property, plant and equipment	—	—	449	—
Transfer to property, plant and equipment	—	(1,985)	(756)	—
Foreign currency translation adjustment	1	23	4	293

Balance as of December 31, 2010	33	—	268	10,520

Acquisition during the year	—	—	—	—
Addition to construction in progress	34	1,129	1,384	808
Transfer from property, plant and equipment	—	—	—	—
Transfer to property, plant and equipment	(55)	—	(1,658)	—
Impairment of construction in progress	—	—	—	(11,590)
Foreign currency translation adjustment	1	29	7	262

Balance as of December 31, 2011	13	1,158	1	—

	Yingchuan	Ruiyang	Zhougongyuan	Jinling	Total

	US$	US$	US$	US$	US$

Balance as of December 31, 2009	—	—	—	—	1,616
Acquisition during the year	—	—	—	8	8,883
Addition to construction in progress	9	9	19	—	2,338
Transfer from property, plant and equipment	—	—	—	—	449
Transfer to property, plant and equipment	—	—	—	—	(2,741)
Foreign currency translation adjustment	—	—	—	—	321

Balance as of December 31, 2010	9	9	19	8	10,866

Acquisition during the year	—	—	—	—	—
Addition to construction in progress	—	—	2,922	—	6,277
Transfer from property, plant and equipment	—	—	—	—	—
Transfer to property, plant and equipment	—	—	(2,942)	(8)	(4,663)
Impairment of construction in progress	—	—	—	—	(11,590)
Foreign currency translation adjustment	—	—	1	—	300

Balance as of December 31, 2011	9	9	—	—	1,190

          Impairment of construction in progress represents the full write-off of the hydropower project development costs incurred by Wuyue, a 79% owned subsidiary of the Company. Wuyue holds the right to develop a hydropower project of 1,000 megawatts in the Henan Province, the PRC. The project made minimum progress after the acquisition of Wuyue by the Company in October 2009. During the year ended December 31, 2011, the Company decided to abandon the development of the hydropower project and fully impair the construction in progress.

          Interest costs from continuing operations qualifying for capitalization in the years ended December 31, 2009, 2010 and 2011 were US$1,426, US$nil and US$10, respectively.

          Depreciation expenses from continuing operations for the years ended December 31, 2009, 2010 and 2011 were US$11,109, US$15,289 and US$21,417, respectively. Accumulated depreciation as of December 31, 2010 and 2011 included foreign currency translation adjustment of US$899 and US$2,164, respectively. Depreciation expenses have been reported in the following accounts:

	For the Years ended December 31,

	2009	2010	2011

	US$	US$	US$

Cost of revenues	(10,972)	(15,063)	(21,119)
General and administrative expenses	(137)	(226)	(298)

Total	(11,109)	(15,289)	(21,417)

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Disclosure Of Intangible Assets Excluding Goodwilland Land Use Rights [Text Block]

8. INTANGIBLE ASSETS

          In connection with the acquisition of Binglangjiang in 2007, the Company acquired a legal right to develop and operate Phase II of Binglangjiang’s hydroelectric power project. The development right allows the Company to expand the power generation capacity of Binglangjiang by utilizing the existing water dam of Binglangjiang, which has a useful life of 30 years. The Company recognized the fair value of US$2,909 of the development right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the development right is 30 years.

          In connection with the acquisition of Yuanping in 2008, the Company acquired a contractual right to use water from the dam and reservoir of the Jinzaoqiao station, which has a useful life of 40 years. The Company recognized the fair value of US$563 of the water use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the water use right is 40 years. As of December 31, 2011, the net carrying value of the water use right of US$562 was classified as assets held-for-sale (Note 6).

          On August 12, 2009, Yuheng acquired a contractual right to use water from the dam and reservoir of Wanquan Power Generation Co., Ltd. for a purchase price of US$1,025. The term of the water use right is 30 years.

          In connection with the acquisition of Jinling, the Company acquired a right to use the dam of the Dongguan hydropower project which has a useful life of 40 years. The Company recognized the fair value of US$1,759 for the dam use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the dam use right of Dongguan is 40 years.

          Intangible assets and their related accumulated amortization as of December 31, 2010 and 2011 are as follows:

	December 31, 2010

	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value

Development right of Binglangjiang Phase II	2,909	(393)	462	2,978
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(93)	30	962
Water use right of Jinzaoqiao station	563	(31)	18	550
Dam use right of Dongguan	1,759	—	—	1,759

Total	6,256	(517)	510	6,249

	December 31, 2011

	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value

Development right of Binglangjiang Phase II	2,909	(509)	611	3,011
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(129)	78	974
Dam use right of Dongguan	1,759	(45)	89	1,803

Total	5,693	(683)	778	5,788

          Amortization expenses from continuing operations for the years ended December 31, 2009, 2010 and 2011 were US$167, US$146 and US$197, respectively. Amortization expenses have been reported in the following accounts:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Cost of revenues	(57)	(35)	(81)
General and administrative expenses	(110)	(111)	(116)

Total	(167)	(146)	(197)

          The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$

2012	202
2013	202
2014	202
2015	202
2016	202

GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill Disclosure [Text Block]

9. GOODWILL

          Goodwill of US$135,651 as of December 31, 2011 represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired relating to the acquisition of Binglangjiang during 2007, the acquisitions of Yingchuan, Wuliting, Yuheng, Wangkeng, and Banzhu during 2008, the acquisitions of Shapulong and Ruiyang during 2009, the acquisitions of Husahe, Hengda, Xineng, Xiaopengzu and Jinling and its subsidiaries during 2010 and the acquisition of Dazhaihe during 2011 (Note 3), net of foreign currency translation adjustment. Goodwill is not deductible for tax purposes. In accordance with ASC 350-10, goodwill is not amortized but is tested for impairment at least annually.

          The changes in the carrying amount of goodwill by operating and reportable segments for the years ended December 31, 2010 and 2011 are as follows:

	Yunnan Province	Sichuan Province	Fujian Province	Zhejiang Province	Total

	US$	US$	US$	US$	US$

Balance as of December 31, 2009	2,881	—	65,001	39,942	107,824
Goodwill acquired during the year	15,656	—	9,341	—	24,997
Adjustments during measurement period	—	—	—	59	59
Foreign currency translation adjustment	499	—	2,016	1,240	3,755

Balance as of December 31, 2010, as adjusted	19,036	—	76,358	41,241	136,635

Goodwill acquired during the year	6,646	—	—	—	6,646
Reclassified to assets held for sale	—	—	(3,214)	—	(3,214)
Foreign currency translation adjustment	1,122	—	3,744	2,106	6,972
Impairment of goodwill	(5,260)	—	(6,128)	—	(11,388)

Balance as of December 31, 2011	21,544	—	70,760	43,347	135,651

          During the year ended December 31, 2011, the Company finalized the purchase price allocation for the acquisition of Jinling and its subsidiaries and retroactively adjusted the December 31, 2010 consolidated balance sheet to increase goodwill by US$1,416, other liabilities by US$625 and deferred tax assets by US$474, and to decrease other assets by US$1,265, as if they were recorded on the acquisition date of December 30, 2010 (Note 3 (d)).

          During the year ended December 31, 2011, due to the significant decline in its share price for a sustained period, the Company determined that there was an impairment indicator related to the carrying value of its goodwill. Thus, the Company performed the two-step goodwill impairment test on each of its reporting units.

          In estimating the fair value of each of the reporting units in the first step of the impairment test, significant management judgment was applied. The Company estimated the fair value of each of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as insufficient number of comparable companies. In using the income approach methodology of valuation, estimates to determine the fair value of the reporting units included management’s judgment related to forecasts of future operating results, discount rates and expected future growth rates. The underlying assumptions used in the first step of the impairment test considered the market capitalization as of December 31, 2011 as well as the current local operating environment in certain provinces in the PRC and its expected impact on the fair value of the reporting unit. The Company determined that the fair value of certain reporting units was less than their carrying value and performed the second step of the impairment test.

          The Company performed the second step of the impairment test to determine the implied fair value of goodwill for the reporting units with fair value less than carrying value. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit to all of the assets and liabilities including any unrecognized intangible assets of the reporting units. This implied fair value was compared to the carrying value of reporting unit goodwill to quantify the amount of impairment loss. For the year ended December 31, 2011, the Company recognized an impairment loss on goodwill of US$11,388.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
Land Use Rights [Text Block]

10. LAND USE RIGHTS

          Land use rights and their related accumulated amortization as of December 31, 2010 and 2011 are as follows:

	December 31,

	2010	2011

	US$	US$

Land use right	48,542	48,500
Less: Accumulated amortization	(2,384)	(3,528)
Foreign currency translation adjustment	2,786	5,694

Total	48,944	50,666

          The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$

2012	1,174
2013	1,174
2014	1,174
2015	1,174
2016	1,174

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

          Accrued expenses and other current liabilities consist of the following:

	December 31,

	2010	2011

	US$	US$

Accrued payroll expenses	4,148	2,583
Retainage due to contractors	2,351	2,283
Purchase consideration payable	14,119	4,752
Employee involuntary termination costs related to Jinling acquisition	792	—
Guarantee deposits from original shareholders of acquired subsidiaries	3,188	4,265
Taxes payable	4,023	3,414
Guarantee liabilities	28	—
Amounts due to original shareholders of acquired subsidiaries	22,422	22,942
Unrecognized tax benefits	2,740	4,344
Accrued water resource fee	1,506	1,417
Loans from third parties	5,832	14,483
Interest payable	704	1,056
Accrued dam and reservoirs repair fee	510	3,835
Reservoir maintenance fund	756	1,398
Deposits from third parties	—	1,905
Other liabilities	3,644	6,325

Total	66,763	75,002

          Retainage due to contractors represents the portion of the payment due to contractors that is withheld until final inspection and acceptance of the construction projects.

          Purchase consideration payable as of December 31, 2010 represents the US$2,767, US$18, US$11,334 outstanding unpaid portion of the purchase consideration for the acquisitions of Wuliting, Ruiyang, and Jinling and its subsidiaries, respectively. Purchase consideration payable as of December 31, 2011 represents the US$1,825, US$18, US$2,909 outstanding unpaid portion of the purchase consideration for the acquisitions of Xiaopengzu, Ruiyang, and Wuliting, respectively.

          Guarantee deposits of US$4,265 from original shareholders of acquired subsidiaries as of December 31, 2011 represent security deposits received by the Company from original shareholders of Wangkeng, Wuliting and Yingchuan which will be returned by the Company within ten days when the original shareholders of the acquired subsidiaries furnish the Company with final documentation relating to the acquired hydroelectric power projects and dams and reservoirs. Pursuant to the equity transfer purchase agreements of Wuliting, Yingchuan and Wangkeng, the original shareholders are required to provide such documentation within one year from the respective dates of acquisition. The final documentation has not been provided in full as of December 31, 2011 and the Company will retain the guarantee deposits until receipt of such documentation.

          Amounts due to original shareholders of acquired subsidiaries as of December 31, 2011 represent (i) US$2,785 payable to the original shareholders of Dazhaihe, Wangkeng, and Wuliting for their entitlement to the net working capital surplus of Dazhaihe, Wangkeng, and Wuliting immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements; and (ii) liabilities assumed in the acquisition of Jinling, which consisted of amounts payable to original shareholders of Jinling related to borrowings from these original shareholders before the acquisition date of US$18,735 (RMB118,047). The borrowings are repayable on demand and are subject to a weighted average interest rate of 7.33% per annum as of December 31, 2011.

          Deposits from third parties as of December 31, 2011 represent cash deposits received from certain third-party individuals bidding for the right to provide outsourcing management services to the Group’s hydropower stations in the Zhejiang Province, the PRC, in 2013. The deposits are interest-free and repayable by the Group upon selection of the provider for the outsourcing management services.

          Loans from third-parties as of December 31, 2011 represent RMB denominated loans from non-financial institutions of US$3,483, US$1,478, US$3,174, US$3,174 and US$3,174 for Jinling, Jinlong, Xiaopengzu, Wuliting and Jiulongshan, respectively. The loans for Jinling and Jinlong bear an interest rate of 18.55% per annum and 18.0% per annum, respectively, and are unsecured and repayable within one year. The loans for Xiaopengzu, Wuliting and Jiulongshan were guaranteed by Yuheng, repayable on demand, and bear an interest rate of 21.6% per annum.

INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]

12. INCOME TAX EXPENSES

Cayman Islands

          Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

          Under the current laws of Hong Kong, CHC HK and Sunpower is subject to tax on income or capital gain. In addition, upon payments of dividends by CHC HK and Sunpower to the Company, no Hong Kong withholding tax will be imposed.

PRC

          During the 5th section of the 10th National People’s Congress, which was conducted on March 16, 2007, the PRC Corporate Income Tax Law (the “New CIT Law”) was approved and has become effective on January 1, 2008. On November 28, 2007, the regulation on the implementation of the New CIT Law was approved at the 197th Executive Meeting of the States Council. The New CIT Law and the Implementation regulation introduce a wide range of changes which include, but are not limited to the unification of the income tax law for domestic-invested and foreign invested enterprise at 25%. The New CIT Law provided a transition period for enterprises, whether foreign-invested or domestic, that received certain preferential tax treatments granted by relevant tax authorities. Under the transition rule, an enterprise subject to an enterprise income tax rate lower than 25% prior to January 1, 2008 is eligible to continue enjoying the lower rate and gradually transition to 25% within five years after the effective date of the New CIT Law.

          Pursuant to the new CIT Law, entities which originally enjoyed the two years tax exemption and three years 50% reduction tax treatments are eligible to continue following the original tax laws and administrative regulations until their respective expiration dates. Binglangjiang, Liyuan, Husahe, Hengda, Xineng, Xiaopengzu and Dazhaihe are wholly-owned foreign enterprises (“WOFEs”) located in the Western Development area and were granted with a preferential tax rate of 15% prior to January 1, 2008 whereby (i) Binglangjiang was entitled to a lower corporate income tax rate of 15% as its corporate income tax rate from 2007 to 2011; (ii) Liyuan was entitled to tax exemption in 2007 and 2008 and a tax rate of 7.5% from 2009 to 2011; (iii) Husahe was entitled to a lower corporate income tax rate of 15% as its corporate income tax rate from 2007 to 2011; (iv) Hengda was entitled to tax exemption in 2007 and 2008 and a tax rate of 7.5% from 2009 to 2011; (v) Xineng, Xiaopengzu and Dazhaihe were entitled to tax exemption in 2009 and 2010 and a tax rate of 7.5% in 2011. All of the Company’s remaining subsidiaries located in the PRC are subject to the statutory tax rate of 25% beginning in 2008. Banzhu was entitled to tax exemption in 2008 and 2009 and a corporate income tax rate of 12.5% from 2010 to 2012 based on the tax preferential treatment granted by the PRC government on May 15, 2009.

          In accordance with the New CIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. If the Company’s non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax under the New CIT Law. As of December 31, 2011, the Company has analyzed the applicability of this law and has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

          The Group had minimal operations in jurisdictions other than the PRC.

          (Loss) income before income taxes consists of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Cayman Islands	(18,648)	(11,072)	(17,593)
PRC	554	16,730	(36,110)

	(18,094)	5,658	(53,703)

          Income tax expenses consist of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Current income tax expenses	697	4,016	2,113
Deferred income tax expenses (benefits)	736	(459)	(564)

Income tax expenses	1,433	3,557	1,549

          A reconciliation of the effective income tax provisions to the amount computed by applying the statutory tax rate to (loss) income before income taxes in the consolidated statements of operations is as follows:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Taxation at PRC effective income tax statutory rate (25% for the years ended December 31, 2009, 2010 and 2011)	(4,500)	1,453	(13,426)
Impact of tax rate differences	4,663	3,083	4,564
Effect of tax holidays in the PRC	505	(301)	435
Preferential tax treatment	(169)	(210)	332
Deemed interest income	441	705	1,085
Non-deductible expenses	204	530	4,340
Change in valuation allowance	289	(1,703)	3,818
Impact of changes in enacted tax rates	—	—	(325)
Prior year tax audit adjustment	—	—	190
Outside basis difference of discontinued operations	—	—	136
Undistributed earnings of a foreign subsidiary	—	—	400

Income tax provision	1,433	3,557	1,549

Effective Tax Rate (%)	(8.0%)	62.9%	(3.0%)

          As of December 31, 2011, in accordance with ASC 740-10, the Group has recognized total additional income tax provisions of US$2,795 for unrecognized tax benefits, mainly related to transfer pricing issues and non-deductible expenses. The Group also recognized a decrease of unrecognized tax benefits of US$87 for the change in prior year tax position in 2011. The Group reclassified unrecognized tax benefits of US$618 to liabilities directly associated with the assets classified as held-for-sale due to the disposal of Yuanping. The Company has US$3,743 cumulative unrecognized tax benefits as of January 1, 2011.

          A reconciliation of accrued unrecognized tax benefits is as follows:

US$

Balance as of January 1, 2011	3,743
Additions for tax positions taken in the current period	459
Additions for tax positions of prior years	2,336
Reduction for tax positions of prior years	(87)
Reclassification as liabilities directly associated with assets classified as held for sale	(618)
Foreign currency translation	260

Balance as of December 31, 2011	6,093

          As of December 31, 2011, the Group recorded unrecognized tax benefit of US$6,093, of which US$4,998 of the unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate. Of the US$4,998, US$1,749 is presented on a net basis on the face of the balance sheet against deferred tax asset related to net operating loss, for which a full valuation allowance would otherwise be recorded.

          It is possible that the amount of unrecognized tax benefits will change in the next 12 months, pending factors such as changes in PRC tax law or administrative practices and precedents, or tax authority inquiries. An estimate of the change cannot be made at this time.

          The Group recognizes interest accrued related to unrecognized tax benefits in interest expenses. During the years ended December 31, 2009, 2010 and 2011, the Group recognized US$183, US$237 and US$514 in interest expense, respectively.

DEFERRED TAX ASSETS / DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2011
Deferred Tax Assetsand Liabilities Disclosure [Text Block]

13. DEFERRED TAX ASSETS / DEFERRED TAX LIABILITIES

          Deferred tax assets and deferred tax liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31,

	2010	2011

	US$	US$

Deferred tax assets—current
Allowance for uncollectible other receivables	41	533
Accrued water resource fee	607	277
Accrued expenses	10	517
Other payable	602	1,076

Deferred tax assets—current	1,260	2,403

Valuation allowance	—	(604)

Net deferred tax assets-current	1,260	1,799

Deferred tax liabilities—current
Outside basis difference of discontinued operations (Note 6)	—	(136)
Undistributed earnings of a foreign subsidiary	—	(400)

Deferred tax liabilities—current	—	(536)

Deferred tax assets—non-current
Net operating loss carry-forwards	772	2,056
Depreciation of property, plant and equipment	523	505
Provision for impairment allowance	474	3,472
Others	1	11

Deferred tax assets—non-current	1,770	6,044

Valuation allowance	(784)	(4,277)

Net deferred tax asset—non-current	986	1,767

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(25,028)	(25,246)
Unfavorable contract obligation—electricity supply contract	8	9
Amortization of acquired intangible assets	(330)	(1,326)

Deferred tax liabilities—non-current	(25,350)	(26,563)

          Deferred tax assets of US$713 and deferred tax liabilities of US$5,668 were recognized as a result of the acquisitions of Husahe, Hengda, Xineng, Xiaopengzu and Jinling during the year ended December 31, 2010. The Group recognized a full valuation allowance of US$213, US$210, US$149, and US$42 on the deferred tax assets of Hengda, Xineng, and Xiaopengzu, and Jinling at the respective acquisition date as it is more likely than not that the benefit in future earnings will not be realized. Post-acquisition adjustments of US$562, US$420, US$136, US$83, U$$89 and US$399 to the deferred tax assets valuation allowance that was recognized at the time of the acquisitions of Binglangjiang, Wuliting, Shapulong, Ruiyang, Jiulongshan and Yuanping, respectively, were recognized in income tax expense during the year ended December 31, 2010.

          Deferred tax assets of US$138 and deferred tax liabilities of US$478 were recognized as a result of the acquisition of Dazhaihe during the year ended December 31, 2011. The Group recognized a full valuation allowance of US$138 on the deferred tax asset of Dazhaihe at the acquisition date as it is more likely than not that the benefit in future earnings will not be realized. Post-acquisition adjustment of US$60 to the deferred tax assets valuation allowance that was recognized at the time of the acquisition of Dazhaihe was recognized in income tax expense during the year ended December 31, 2011.

          The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

          The Group recognized a change in valuation allowance of US$289, US$1,703 and US$3,818 during the years ended December 31, 2009, 2010 and 2011, respectively. A foreign currency translation adjustment of US$3, US$54 and US$69 on deferred tax asset and the related valuation allowance was recognized in accumulated other comprehensive income as of December 31, 2009, 2010 and 2011, respectively.

          Net operating loss carry-forward of US$15,836 as of December 31, 2011 will expire in years 2012 to 2017. Investment tax credit carry forward of US$166 as of December 31, 2010 was fully expired in year 2011.

          Apart from the amount disclosed above related to the undistributed earnings of a foreign subsidiary, deferred tax liabilities have not been provided on the undistributed earnings of the Company’s other foreign subsidiaries during 2010 and 2011, as the Company intends to indefinitely reinvest such earnings into its foreign subsidiaries. Saved as disclosed above, the amount of recognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

          The benefit of tax holiday on basic and diluted loss per share is as follows:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Basic and diluted	0.02	0.002	0.003

BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]

14. BORROWINGS

          Total borrowings as of December 31, 2010 and 2011 consist of:

	December 31,

	2010	2011

	US$	US$

Short-term:

Secured	15,779	20,087
Unsecured	1,963	794
Long-term:
Current portion, secured	60,798	51,651
Non-current, secured	224,297	215,382

Total borrowings	302,837	287,914

          The short-term loans outstanding as of December 31, 2010 represent RMB denominated loans obtained by Yingchuan, Zhougongyuan, Fujian Huabang and Jinling from financial institutions, which were all settled in 2011. The short-term loans for Yingchuan were obtained from Shanghai Pudong Development Bank with annual interest rates between 7.784% and 8.134% and were guaranteed by Wuliting. The short-term loan for Zhougongyuan was obtained from Agricultural Bank of China with an interest rate of 7.65% and was secured by the pledge of the property, plant and equipment of Zhougongyuan. The short-term loan for Fujian Huabang was obtained from Bank of China with an annual interest rate of 5.35% and was secured by the pledge of a certificate of deposit of Fujian Huabang. The short-term loan for Jinling of US$2,869 was obtained from Agricultural Bank of China with an annual interest rate of 6.1065% and was guaranteed by Fujian Taiyu Investment (Group) Co., Ltd. The short-term loan for Jinling of US$4,454 was obtained from Agricultural Bank of China with an annual interest rate of 5.841% and was secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Jinling of US$1,963 was obtained from China Construction Bank with an annual interest rate of 6.116% and was unsecured.

          The short-term loans outstanding as of December 31, 2011 represent RMB denominated loans of US$9,141, US$1,111, US$794, US$1,587, US$5,555 and US$2,693 for Jinling, Jinlong, Wuliting, Yingchuan, Ruiyang and Binlangjiang from financial institutions. These loans are due for settlement in 2012. The short-term loans for Jinling of US$7,554 were obtained from Agricultural Bank of China with annual interest rates between 5.8410% and 7.8720% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Jinling of US$1,587 was obtained from China Construction Bank with an annual interest rate of 6.1160% and was guaranteed by Fujian Taiyu Investment (Group) Co., Ltd. The short-term loan for Jinlong of US$1,111 was obtained from Rural Credit Cooperative Shaowu Jiefang Branch with an annual interest rate of 14.43% and was secured by the pledge of the property, plant and equipment of Jinlong. The short-term loan for Wuliting of US$794 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 9.76% and was guaranteed by Yingchuan. The short-term loan for Yingchuan of US$1,587 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 10.496% and was guaranteed by Wuliting. The short-term loans for Ruiyang of US$5,555 were obtained from Shanghai Pudong Development Bank with annual interest rates between 10.496% and 18% and were guaranteed by Wuliting. The short-term loan for Binglangjiang of US$1,587 was obtained from Agricultural Bank of China with annual interest rates of 6.626% and 6.888% and was secured by the pledge of the property, plant and equipment of Binglangjiang. The short-term loan for Binglangjiang of US$1,106 was obtained from Construction Bank of China with annual interest rates between 6.728% and 7.625% and was secured by the pledge of proceeds from the future electricity sales of Binglangjiang.

          The long-term loans of US$285,095 outstanding as of December 31, 2010 relate to RMB denominated bank loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Yuheng, Wangkeng, Yuanping, Banzhu and Jinling from financial institutions. The loan balances of Yinchuan that were not in compliance with certain debt covenants were classified as current portion of long-term loans as of December 31, 2010.

          The long-term loans of US$267,033 outstanding as of December 31, 2011 relate to RMB denominated bank loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Yuheng, Wangkeng, Banzhu, Jinling and its subsidiaries from financial institutions. The loan balances of Yingchuan that were not in compliance with certain debt covenants as of December 31, 2010 were not settled during the year ended December 31, 2011 and remained classified as current portion of long-term loans as of December 31, 2011.

          As of December 31, 2011, Yuheng was in violation of certain debt covenant provisions relating to the use of funds. As a result, the financial institutions have the right to call the entire outstanding loan balances at any time. Accordingly, the Company classified the loan balances of Yuheng in the amount of US$ 13,014 as current portion of long-term loans in the consolidated balance sheets as of December 31, 2011.

          The interest rates on these long-term loans are variable based on the benchmark rate published by the People’s Bank of China each year. The weighted average interest rate on the long-term loans for the year ended December 31, 2010 and 2011 was 6.26% and 7.00%, respectively. The long-term loans are due from 2012 to 2027 and are secured by the following:

(a) Corporate guarantee by third parties

          Long-term loans amounted to US$44,394 and US$30, 552 as of December 31, 2010 and 2011, respectively, were guaranteed by the following third parties:

	December 31,

	2010	2011

	US$	US$

Guaranteed by:
Guangsha Construction Group Co., Ltd.	13,590	14,284
Fujian Province Anheng Assets Management Co., Ltd. and Fujian Yuneng Power Group Ltd.	8,758	—
Fujian Taiyu Investment (Group) Co., Ltd.	1,510	—
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	5,436	5,079
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.	15,100	11,189

	44,394	30,552

(b) Pledge of property, plant and equipment

          As of December 31, 2010, long-term loans of US$271,506 were secured by the pledge of the property, plant and equipment in the amount of US$538,581 of Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Yuheng, Yuanping, Wangkeng, Banzhu, Jinling and its subsidiaries.

          As of December 31, 2011, long-term loans of US$251,639 were secured by the pledge of the property, plant and equipment in the amount of US$569,006 of Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Yuheng, Wangkeng, Banzhu, Jinlong, Jinwei and Jintang.

(c) Pledge of proceeds from future electricity sales

          As of December 31, 2010, long-term loans of US$135,707 were secured by the proceeds from future electricity sales of Binglangjiang, Hengda, Xineng, Xiaopengzu, Zhougongyuan, Jiulongshan, Yuanping, Wangkeng, Jinling and Jinlong.

          As of December 31, 2011, long-term loans of US$115,978 were secured by the proceeds from future electricity sales of Binglangjiang, Hengda, Xineng, Xiaopengzu, Zhougongyuan, Jiulongshan, Wangkeng, Jinling and Jinlong.

          Maturities of long-term loans for the five years succeeding December 31, 2011 are as follows:

US$

2012	51,651
2013	37,082
2014	36,622
2015	31,511
2016	31,908
Thereafter	78,259

267,033

OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]

15. OTHER NON-CURRENT LIABILITIES

          Other non-current liabilities as of December 31, 2011 mainly represent deferred government grant of US$103 relating to Banzhu and net defined benefit obligation of US$129 (Note 20(b)).

          The government grant of Banzhu is recognized as income over the periods necessary to match it on a systematic basis with the related costs which it is intended to compensate. During the years ended December 31, 2009, 2010 and 2011, USnil, US$6 and US$3 has been recognized as a reduction to cost of revenues, respectively.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
Preferred Stock [Text Block]

16. CONVERTIBLE REDEEMABLE PREFERRED SHARES

          In 2008, the Company issued 150,025 Series A Preferred Shares and 129,000 Series B Preferred Shares for an aggregate purchase price of US$279,025 or US$1,000 per share. In 2009, the Company issued 20,000 Series C Preferred Shares for an aggregate purchase price of US$20,000 or US$1,000 per share. The proceeds have been used to fund the Company’s acquisition of hydroelectric power generating assets and expansion of the Company’s existing hydroelectric power projects in the PRC, to repay all the amounts due and for the Company’s working capital purposes. The initial carrying amount of the Series A, Series B and Series C Preferred Shares was measured at their respective issuance price of US$150,025, US$129,000 and US$20,000, net of issuance cost of US$10,569, US$4,134 and US$1,872, respectively.

          The Series A, Series B and Series C Preferred Shares were classified as mezzanine equity from their respective issuance date to the closing of the Company’s IPO on January 25, 2010, as these preferred shares were redeemable at the option of the holders on or after an agreed upon date. Upon the listing of the Company’s shares on the New York Stock Exchange on January 25, 2010, all of the issued and outstanding Series A, Series B and Series C Preferred Shares and the related accrued cumulative dividends were automatically converted into ordinary shares. The conversion options embedded in the preferred shares, which provided the options to convert into the Company’s ordinary shares, did not qualify for bifurcation accounting because the conversion option was clearly and closely related to the host instrument and the underlying ordinary shares were not publicly traded nor readily convertible into cash. No beneficial conversion features was recognized for the Series A, Series B and Series C Preferred Shares at the respective commitment date because the most favorable conversion price for each series of the convertible redeemable preferred shares was higher than the fair value of the ordinary shares. The Company determined the fair value of ordinary shares with the assistance of an independent valuation firm.

          The Company chose to recognize changes in the redemption value immediately as they occurred and adjusted the carrying value of the Series A, Series B and Series C Preferred Shares to equal the redemption value at the end of each reporting period. An accretion charge of US$10,569 and US$4,134 related to Series A and Series B Preferred Shares, respectively, was recorded as a reduction of income available to ordinary shareholders for the year ended December 31, 2008. An accretion charge of US$1,872 related to Series C Preferred Shares was recorded as a reduction of income available to ordinary shareholders for the year ended December 31, 2009.

          No cash dividends were declared by the Company on the Series A, Series B and Series C Preferred Shares for the years ended December 31, 2008 and 2009 and for the period from January 1, 2010 to January 25, 2010. A cumulative dividend of US$14,680 and US$5,531 for Series A and Series B Preferred Shares, respectively, was accrued and recorded as a reduction of income available to ordinary shareholders for the year ended December 31, 2008. A cumulative dividend of US$19,836, US$14,412 and US$356 for Series A, Series B and Series C Preferred Shares, respectively, was accrued and recorded as a reduction of income available to ordinary shareholders for the year ended December 31, 2009. A cumulative dividend of US$1,989, US$1,412 and US$162 for Series A, Series B and Series C Preferred Shares, respectively, was accrued and recorded as a reduction of income available to ordinary shareholders for the period from January 1, 2010 to January 25, 2010.

          Pursuant to the preferred shares subscription agreements, the Series A, Series B and Series C Preferred Shares shall automatically be converted into ordinary shares based on an adjusted conversion price equivalent to 60%, 60% and 70% of the IPO price, respectively, on the date of a qualified IPO. As a result, upon the closing the Company’s IPO on January 25, 2010, (i) the Series A Preferred Shares and related accrued cumulative dividends amounting to US$186,530 were converted in to 63,016,780 ordinary shares at an adjusted conversion price of US$2.96, or 60% of the IPO price of US$4.93; (ii) the Series B Preferred Shares and related accrued cumulative dividends amounting to US$150,355 were converted in to 50,795,457 ordinary shares at an adjusted conversion price of US$2.96, or 60% of the IPO price of US$4.93; and (iii) the Series C Preferred Shares and related accrued cumulative dividends amounting to US$20,518 were converted in to 5,941,613 ordinary shares at an adjusted conversion price of US$3.45, or 70% of the IPO price of US$4.93.

          In accordance with ASC subtopic 470-20 (“ASC 470-20”), Debt: Debt with Conversion and Other Options, changes to the conversion terms that would be triggered by future events not controlled by the issuer are accounted for as contingent beneficial conversion features and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. Since the terms of the Series A, Series B and Series C Preferred Shares do not permit the number of shares that would be received upon conversion if an IPO occurs to be calculated at the commitment date, the conversion price adjustment triggered by the occurrence of an IPO was accounted for as a contingent beneficial conversion feature and was recognized upon the Company’s IPO based on the excess number of ordinary shares that would be received upon conversion at the adjusted conversion price over the number of shares that would have been received prior to the occurrence of the contingent event multiplied by the commitment date share price. A contingent beneficial conversion feature of US$6,990, US$5,040 and US$222 was recognized for the Series A, Series B and Series C Preferred Shares, respectively, through a credit to additional paid-in capital on January 25, 2010.

          In accordance with ASC 470-20, a discount resulting from the accounting for a beneficial conversion option for convertible instruments that do not have a stated redemption date is amortized from the date of issuance to the earliest conversion date. Since the holders of the Series A, Series B and Series C Preferred Shares can convert the preferred shares anytime after their respective issuance date, the beneficial conversion features of US$6,990, US$5,040 and US$222 for the Series A, Series B and Series C Preferred Shares, respectively, were immediately amortized as a reduction of income available to ordinary shareholders upon their recognition on January 25, 2010.

          As of December 31, 2010 and 2011, 6,000,000 preferred shares at par value of US$0.001 per share were authorized and no preferred shares were issued and outstanding.

WARRANTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]

17. WARRANTS

          On November 10, 2006, the Founding Shareholders of the Company purchased 375,000 units of securities issued by the Company through China Hydro LLC (“CHL”), a limited liability company formed under the laws of the State of Delaware which holds the equity interest in the Company for the founding shareholders. Each unit consists of one ordinary share and two warrants each to purchase one ordinary share of the Company at US$5.00 per share (“Founders’ Warrants”). The exercise period of the Founders’ Warrants commences on the date of issuance and expires on the earlier of November 10, 2011 or the redemption of the warrants by the Company. The Founders’ Warrants can be redeemed at the option of the Company at any time during the exercise period at US$0.001 per warrant, provided that the last independent bid price of the ordinary share exceeds US$8.50 per share.

          On November 10, 2006, the Company also issued two warrants to Morgan Joseph, as part of the payment for services rendered by Morgan Joseph on the issuance of convertible notes (the “Notes”). One warrant allows Morgan Joseph to purchase 550,000 units of securities (each unit consists of one ordinary share and two warrants each to purchase one ordinary share of the Company at US$5.00 per share) and the other warrant allows Morgan Joseph to purchase 283,333 units of securities (each unit consists of one ordinary share and four warrants each to purchase one ordinary share of the Company at US$5.00 per share) issued by the Company at US$6.60 per unit (“Morgan Joseph Warrants”). The exercise period of the Morgan Joseph Warrants commences on the date of issuance and expires on November 10, 2011. The Morgan Joseph Warrants provide for a cashless exercise option. The Morgan Joseph Warrants expired unexercised.

          On April 11, 2007, Vicis Capital Master Fund (“Vicis”), JMG Capital Partners, LLP and JMG Triton Offshore Fund Limited (collectively, “JMG”), which are holders of the US$50,000 convertible notes (the “Notes”) issued by the Company in November 2006, approved the consummation of a business combination by the Company. Pursuant to the Notes agreements, Vicis converted its US$41,000 Notes into 6,833,333 ordinary shares and 18,666,666 warrants each to purchase one ordinary share at US$5.00 per share while JMG elected not to convert its US$9,000 Notes and received 666,666 warrants each to purchase one ordinary share at US$5.00 per share. The warrants issued to Vicis and JMG (collectively, the “Holders’ Warrants”) have terms identical to the Founders Warrants in that the Company has an option to redeem at any time at US$0.001 per warrant, provided that the last independent bid price of the ordinary share exceeds US$8.50 per share, and that the exercise period commences on the date of issuance and expires on the earlier of November 10, 2011 or the redemption of the warrants by the Company. The Holders’ Warrants issued to JMG expired unexercised.

          Under ASC sub-topic 815-40 (“ASC 815-40”), Derivatives and Hedging: Contracts in Entity’s Own Equity, if a contract could potentially be cash settled, and such settlement is not within the control of the issuer, the derivative is accounted for as an asset or liability, and changes in fair value are recognized in the consolidated statements of operations. Upon issuance of the Founders’ Warrants and Holders’ Warrants and as of December 31, 2010, the Company evaluated ASC 815-40-25-7 to ASC 815-40-25-35 and concluded that the warrants could only be physical settled or net-share settled but not net-cash settled. Therefore, the Founders’ Warrants and Holders’ Warrants have been classified as equity since their respective issuance date and the fair value at their respective commitment date was determined to be minimal by management with the assistance of an independent valuation firm.

          On January 28, 2008, the Company issued another warrant to Morgan Joseph, as part of the payment for services rendered by Morgan Joseph on the issuance of the Series A Preferred Shares. The warrant allows Morgan Joseph to purchase (i) up to 15,000 Series A Preferred Shares at US$1,100 per share prior to the closing of a qualified public offering or (ii) up to such number of ordinary shares automatically converted into from 15,000 Series A Preferred Shares upon the closing of a qualified public offering at 110% of the then-effective conversion price per Series A Preferred Share (“Morgan Joseph Preferred Shares Warrant”). The exercise period of the Morgan Joseph Preferred Shares Warrant commences on the date of issuance and expires on January 28, 2013. The Morgan Joseph Preferred Shares Warrant provides for a cashless exercise option.

          The Morgan Joseph Preferred Shares Warrant was classified as a liability from its issuance date to the closing of the Company’s IPO on January 25, 2010, in accordance with ASC sub-topic 480-10 (“ASC 480-10”), Distinguishing Liabilities from Equity: Overall, as Morgan Joseph is entitled to a cashless exercise into Series A Preferred Shares which are contingently redeemable for cash. The fair value of the Morgan Joseph Preferred Shares Warrant was US$899, US$14,333 and US$13,968 at the time of issuance and as of December 31, 2009 and January 25, 2010, respectively. A loss of US$13,793 and an income of US$365 from the change in fair market value of the Morgan Joseph Preferred Shares Warrant was recognized in the statements of operations during the years ended December 31, 2009 and 2010, respectively. The fair value of the Morgan Joseph Preferred Shares Warrant was determined with the assistance of an independent valuation firm.

          Upon the closing of the IPO on January 25, 2010, all of the outstanding Series A Preferred Shares were automatically converted into ordinary shares. As a result, pursuant to the preferred shares subscription agreement, the Morgan Joseph Preferred Shares Warrant automatically became a warrant that allows Morgan Joseph to purchase up to 4,606,880 ordinary shares at US$3.26 per share and was reclassified from liability to equity (“Morgan Joseph Converted Warrant”). The Morgan Joseph Converted Warrant commences on the date of the IPO, or January 25, 2010 and expires on January 28, 2013. The Morgan Joseph Converted Warrant provides for a cashless exercise option.

          On January 25, 2010, the Company completed an IPO, whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one American Depositary Share (“ADS”) and one warrant (“IPO Warrant”). Each ADS represents three ordinary shares and each IPO Warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. The Company determined that the relative fair value of the ADSs and the IPO Warrants was US$14.80 and US$1.20, respectively, and allocated the sales proceeds of US$16.00 per unit of securities to the ADS and the IPO Warrant based on their relative fair values. The exercise period of the IPO Warrants commences on the date of issuance and expires on the earlier of January 27, 2014 or the redemption of the warrants by the Company. The IPO Warrants can be redeemed at the option of the Company at any time during the exercise period at US$0.01 per warrant, provided that the sales price per ADS equals or exceeds US$23 for any 20 trading days within a 30-trading day period before the redemption.

          On January 25, 2010, the Company issued a warrant to Broadband Capital Management LLC (“Broadband Capital”), as part of the payment for services rendered by Broadband Capital on the Company’s IPO, for US$100.00. The warrant allows Broadband Capital to purchase a number of units of securities equal to an aggregate of 4% of the units of securities sold in the IPO at an exercise price of 120% of the IPO price, or US$19.20 per unit (the “Underwriter’s Warrants”). The warrants underlying the units of securities issuable upon exercise of the Underwriter’s Warrant are equivalent to the IPO Warrants, except that the Underwriter’s Warrants are exercisable at 120% of the IPO warrant exercise price, or $18 for three ordinary shares. The Underwriter’s Warrants are exercisable on a cashless basis, are non-redeemable and have a five-year term.

          Upon the closing of the Company’s IPO on January 25, 2010 and as of December 31, 2010 and 2011, in accordance with ASC 815-40, the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants were concluded to be indexed solely to the Company’s own stock since the Warrants do not contain an exercise contingency based on an observable market or an observable index, and the settlement amount would equal to the difference between the fair value of a fixed number of the Company’s ordinary shares and a fixed exercise price. In addition, the Company evaluated ASC 81-40-25-7 to ASC 815-40-25-35 and concluded that the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants could only be physical settled or net-share settled but not net-cash settled. Therefore, the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants have been classified as equity since the Company’s IPO on January 25, 2010.

          The Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants will continue to be reported as equity until such time as the warrants are exercised, expire, or become cash-settleable. In the event of a reclassification from equity to liability, the warrants will be measured at a new fair value as of the reclassification date with the change from the existing carrying value to the new fair value as an adjustment to shareholders’ equity.

          On July 26, 2010, the directors of CHL resolved to distribute its ordinary shares in the Company and the Founders’ Warrants to Founding Shareholders in proportion of their shareholding percentage at nil consideration. In connection with the distribution, CHL distributed to Sam Shoen and Shoen’s Trusts (collectively, “Shoen”) 66,964 Founders’ Warrants (the “Shoen’s Warrants”). Except for the Shoen’s Warrants, all of the other Founders’ Warrants expired unexercised.

          On August 18, 2011, the Company amended the exercise price of the Holder’s Warrants held by Vicis to US$1.1544 per share. Immediately after the amendment, Vicis exercised 8,662,509 of the warrants to purchase 8,662,509 ordinary shares of the Company at the reduced exercise price of US$1.1544 per share. Vicis holds 10,004,157 warrants after the exercise. On August 19, 2011, the Company further amended three other terms of the remaining 10,004,157 warrants held by Vicis (the “Vicis’ Amended Warrants”) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.1544; (ii) providing a cashless exercise option; and (iii) increasing the hurdle for the Company’s exercise of its call option over the Holders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share.

          On October 27, 2011, the Company amended the exercise price of the Shoen’s Warrants to US$1.15 per share. Immediately after the amendment, Shoen exercised 31,072 of the warrants to purchase 31,072 ordinary shares of the Company at the reduced exercise price of US$1.15 per share. After the exercise, the Company further amended three other terms of the remaining 35,892 warrants held by Shoen (the “Shoen’s Amended Warrants) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.15; (ii) providing a cashless exercise option; and (iii) increasing the hurdle for the Company’s exercise of its call option over the Founders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share.

          The Company evaluated ASC 815-40-15 and concluded that the 10,004,157 Vicis’ Amended Warrants and the 35,892 Shoen’s Amended Warrants are not indexed to its own stock due to the full-ratchet anti-dilution protection because the issuance of shares or an-equity-linked instrument in the future is not an input to the determination of the fair value of the settlement amount of a fixed-for-fixed or equity instrument. Therefore, the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were reclassified from equity to liability. In accordance with ASC 815-40-35, the change in fair value of the Vicis’s Amended Warrants and the Shoen’s Warrants during the period these warrants were classified as equity was accounted for as an adjustment to stockholders’ equity with any subsequent change in fair value being adjusted through earnings. The aggregate fair value of the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were US$1,391 and US$440 at the time of amendment and as of December 31, 2011, respectively. Thus, a debit to additional paid-in capital of US$1,391 and a gain of US$951 from the change in fair value of the Vicis’Amended Warrants and Shoen’s Amended Warrants were recognized in the statements of shareholders’ equity and the statements of operations, respectively, during the year ended December 31, 2011.

          The fair values of the outstanding Vicis’s Amended Warrants and Shoen’s Amended Warrants, which are classified as liabilities, were estimated at their commitment date and December 31, 2011 using the following assumptions:

Commitment date/ year-end date	Vicis’ Amended Warrants August 18, 2011	Shoen’s Amended Warrants October 27, 2011	Vicis’/Shoen’s Amended Warrants December 31, 2011

Average risk-free rate of return	0.24%	0.24%	0.24%
Expected term/life	2.38 years	2.18 years	2.00 years
Volatility rate	52.52%	51.20%	72.00%
Expected dividend yield	—	—	—
Fair value of ordinary share	0.14	0.04	0.04
Estimated forfeiture rate	0%	0%	0%

          The fair values of the Morgan Joseph Converted Warrants, IPO Warrants and Underwriter’s Warrants, which are classified as equity, were estimated at their commitment date using the following assumptions:

	Morgan Joseph Converted Warrant	IPO Warrants	Underwriter’s Warrants

Commitment date	January 25, 2010	January 25, 2010	January 25, 2010

Average risk-free rate of return	2.40%	2.40%	2.40%
Expected term/life	3.00 years	4.99 years	4.99 years
Volatility rate	66.00%	66.00%	66.00%
Expected dividend yield	—	—	—
Fair value of ordinary share	4.93	4.93	4.93
Estimated forfeiture rate	0%	0%	0%

          The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the fair value of the Company’s ordinary shares as of December 31, 2011, for those warrants that have an exercise price currently below the fair value of the Company’s ordinary shares. As of December 31, 2011, the Company has warrants outstanding to purchase an aggregate 34,086,929 ordinary shares. None of these warrants has an exercise price below the fair value of the Company’s ordinary shares, resulting in an aggregate intrinsic value of US$nil.

          All warrants were vested as of the date they were issued, except for the Underwriter’s Warrants which vested 540 days after the IPO on July 19, 2011. Except for the exercise and expiration of warrants described above, no other warrants were redeemed, forfeited, cancelled or exercised for the years ended December 31, 2009, 2010 and 2011.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]

18. SHARE CAPITAL

          The Company’s authorized ordinary share capital was 400,000,000 shares at par value of US$0.001 per share as of December 31, 2010 and 2011. There were 153,295,516 and 161,989,097 ordinary shares issued and outstanding as of December 31, 2010 and 2011, respectively.

          On January 25, 2010, the Company completed an IPO, whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one ADS priced at US$14.80 and one warrant priced at US$1.20. Each ADS represents three ordinary shares and each warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. Upon the closing of the Company’s IPO on January 25, 2010, all of the issued and outstanding Series A, Series B and Series C Preferred Shares and the related accrued cumulative dividends were automatically converted into 63,016,780, 50,795,457 and 5,941,613 ordinary shares, respectively. There were no preferred shares issued and outstanding as of December 31, 2010 and 2011.

          On August 19, 2011 and October 27, 2011, Vicis and Shoen exercised a portion of their warrants to purchase 8,662,509 ordinary shares at US$1.1544 per share and 31,072 ordinary shares at US$1.15 per share from the Company, respectively (Note 17).

          The Group has not paid or declared any dividends on ordinary shares to date. The payment of dividends in the future will be contingent upon the Group’s revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Group’s board of directors and subject to the requirements of Cayman Islands’ laws.

BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]

19. BASIC AND DILUTED LOSS PER SHARE

          Basic and diluted loss per share for the years ended December 31, 2009, 2010 and 2011 are calculated as follows:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Numerator for basic loss per share:
Loss attributable to ordinary shareholders	(55,872)	(12,073)	(45,389)

Cumulative dividends on Series A convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series B convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series C convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	—	—	—
Changes in redemption value of Series A convertible redeemable preferred shares	—	—	—
Changes in redemption value of Series B convertible redeemable preferred shares	—	—	—
Changes in redemption value of Series C convertible redeemable preferred shares	—	—	—

Numerator for diluted loss per share	(55,872)	(12,073)	(45,389)

Denominator:
Weighted average number of ordinary shares outstanding—basic	15,541,666	143,253,450	156,505,076

Dilutive effect of convertible securities:
Warrants	—	—	—
Convertible redeemable preferred shares	—	—	—
Share options.	—	—	—

Weighted average number of ordinary shares outstanding—diluted	15,541,666	143,253,450	156,505,076

Loss per share—basic and diluted	(3.59)	(0.08)	(0.29)
From continuing operations	(3.59)	(0.09)	(0.29)

From discontinued operations	0.00	0.01	(0.00)

          The Group had securities outstanding which could potentially dilute basic loss per share in the future, but these securities were excluded from the computation of diluted loss per share in the years ended December 31, 2009, 2010 and 2011, as their effects would have been anti-dilutive. Such outstanding securities consist of warrants and share options in 2009, 2010 and 2011, and convertible redeemable preferred shares in 2009 and 2010.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Employee Benefit Plans [Text Block]

20. EMPLOYEE BENEFIT PLANS

(a) Defined contribution plan

          The Group’s full time employees in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on 26.7% to 44.9% of the employees’ salaries, subject to a certain cap limit, depending on the location of employment. The total contribution for such employee benefits, which was expensed as incurred, was US$605, US$810 and US$1,045 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no additional legal obligations or liabilities for the benefits beyond the paid and accrued amounts.

          In November 2008, the New York office of the Company established a 401(k) retirement plan, which requires a dollar by dollar matching contribution from the employer up to 3% of the employee’s annual salary. The total contribution for the 401(k) retirement plan, which was expensed as incurred, was US$26, US$77 and US$155 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no additional legal obligation or liabilities for the benefits beyond the paid and accrued amounts.

(b) Defined benefit plan

          The Company established a defined benefit plan with a retirement plan service agent for two executive officers with an effective date of January 1, 2010. The guaranteed retirement benefit under this defined benefit plan is based on the two executive officers’ salaries and length of service periods. The benefit obligation, net periodic benefit cost, fair value of plan contributed assets and changes in the funded status of the plan were insignificant as of and for the years ended December 31, 2010 and 2011 based on the latest actuarial valuation dated January 13, 2012.

INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
Interest Income and Interest Expense Disclosure [Text Block]

21. INTEREST EXPENSE

          Interest expense for the years ended December 31, 2009, 2010 and 2011 consist of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Interest on bank loans	12,144	14,305	19,975
Accrued interest on unrecognized tax benefits (Note 12)	183	237	514
Amortization of debt issuance costs	23	19	19
Accretion of guarantee fee payable	10	—	—
Interest penalty to original shareholders of acquired subsidiaries	401	129	2,503
Interest on loans from unrelated parties	133	2	2,567
Bank charges	409	343	718
Others	56	132	254

	13,359	15,167	26,550

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]

22. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

          The Group has entered into certain operating leasing arrangements relating to the lease of the Group’s office premises. Payments made under operating leases are expensed on a straight-line basis over the term of the lease. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were US$691, US$766 and US$912 respectively.

          Future minimum lease payments for non-cancellable operating leases as of December 31, 2011 are as follows:

US$

2012	478
2013	344
2014	1
2015 and thereafter	—

Total	823

(b) Capital commitments

          Capital commitments as of December 31, 2011 were approximately US$960 (RMB6,049), representing contracted but unpaid amounts for the purchase of property, plant and equipment by Binglangjiang and Husahe.

(c) Other commitments

         During the year ended December 31, 2011, the Company entered into compensation agreements with certain land owners in the Fujian Province, the PRC, who lost the usage of their land due to the operation of the Company’s hydroelectric power projects in the areas. These agreements have terms ranging from 5 to 43 years from the date of signing of the compensation agreements. The annual compensation is based on the relevant land acres and agreed compensation rate per acre. The total compensation costs paid to the land owners, where were recorded in “cost of revenues”, were US$166 for the year ended December 31, 2011.

          Future minimum compensation costs to be paid to the land owners for the five years succeeding December 31, 2011 are as follows:

US$

2012	141
2013	146
2014	144
2015	144
2016	144
Thereafter	3,884

Total	4,603

(d) Loan guarantee commitments

          Pursuant to an agreement signed in May 2011 between Wuliting and Guangsha Construction Group Co., Ltd. (“Guangsha”), the original shareholder of Wuliting, Guangsha agreed to provide guarantee on the bank loans of Wuliting amounting to RMB90,000 from April 1, 2011 to April 1, 2013. In connection with the loan guarantee provided by Guangsha, the Company signed an agreement with Guangsha to provide a counter guarantee to Guangsha’s guarantee obligation. Pursuant to the counter guarantee agreement, the Company is obligated to reimburse Guangsha for all bank loans, interests, penalties and all other related costs Guangsha guaranteed in the event that Wuliting is not able to fulfill its loan payment obligations when become due. In addition, pursuant to the counter guarantee agreement, the Company agreed to pay Guangsha an annual guarantee fee based on an annual interest rate of 2.25% on the outstanding loan balances of Wuliting. The amount of the guarantee fee was US$239K for the year ended December 31, 2011.

(e) Other contingencies

          As of December 31, 2011, the Group has not obtained formal title certificates with respect to the land that the Group used at the hydroelectric power projects of Wuliting, Zhougongyuan, Binglangjiang, Jinlong, Jintang, Jinling and Jinwei with a total area of approximately 2,571,106 meter square. The management is in the process of completing the legal procedures for obtaining the relevant title certificates for the parcels of land and buildings involved and registering them in the name of the Group’s operating companies. In addition, the Group has not passed the completion acceptance procedure for hydroelectric power projects of Wangkeng, Banzhu, Shapulong, Jinlong, Jintang, Jinwei and Jinling. Moreover, the hydroelectric power projects of Husahe and Jinling cannot verify whether they have passed completion acceptance due to the loss of files caused by flood in 2004. The management is in the process of performing the completion acceptance procedure for these hydroelectric power projects. In the opinion of management, the likelihood of not obtaining the formal title certificates and completing the acceptance procedures is remote based on current facts and circumstances.

          There were no significant contingencies as of December 31, 2010 and 2011.

OTHER (LOSS) INCOME, NET	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]

23. OTHER (LOSS) INCOME, NET

          Other (loss) income, net for the years ended December 31, 2009, 2010 and 2011 consists of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Change in value of guarantee assets	(42)	—	—
Change in value of guarantee liabilities	42	—	—
Fees for supporting service provided to an equity investee	32	—	—
Remeasurement gain on pre-existing interest in an equity investee at acquisition date fair value	105	—	—
Loss on disposal of property, plant and equipment	(276)	(65)	(264)
Reimbursement from ADS depositary bank	—	446	527
Others	(86)	(259)	(611)

Other (loss) income, net	(225)	122	(348)

          For the years ended December 31, 2010 and 2011, a net reimbursement amounting to US$446 and US$527, respectively, was received from Bank of New York Mellon, the Company’s ADS depositary bank, for the establishment of an ADS depositary receipt facility after the Company’s IPO.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]

24. SEGMENT AND GEOGRAPHIC INFORMATION

          The Group follows ASC 280-10 for disclosure of segment information. The Group’s chief operating decision maker, who has been identified as the CEO, relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. For the years ended December 31, 2009, 2010 and 2011, the Group operated and managed its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-lived assets and revenues are substantially all located in and derived from the PRC, no geographical segments are presented.

          The Group’s segment information as of and for the year ended December 31, 2009 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated

	US$	US$	US$	US$	US$	US$	US$

Revenues	2,966	939	18,164	12,258	—	—	34,327
Cost of revenues	(1,193)	(583)	(9,774)	(6,525)	—	1,617	(16,458)
General and administrative expenses including share-based compensation expense of US$571	(330)	(203)	(1,178)	(517)	(6,775)	—	(9,003)
Interest income	115	38	57	18	319	(37)	510
Interest expense	(303)	—	(7,020)	(5,685)	(388)	37	(13,359)
Change in fair value of warrant liabilities	—	—	—	—	(13,793)	—	(13,793)
Exchange loss	—	(1)	(5)	(7)	(10)	—	(23)
Share of losses in an equity investee	—	—	—	—	(70)	—	(70)
Other (loss) income, net	(2)	(1)	(9)	(265)	1,760	(1,708)	(225)
Income tax expense	(166)	(51)	(403)	(680)	(133)	—	(1,433)
Net income (loss) from continuing operations	1,087	138	(168)	(1,403)	(19,090)	(91)	(19,527)

Net income from discontinued operations (net of income tax expense of US$59)	—	—	—	8	—	91	99

Net income (loss)	1,087	138	(168)	(1,395)	(19,090)	—	(19,428)
Net loss attributable to noncontrolling interests	—	—	—	32	—	—	32

Net income (loss) attributable to China Hydroelectric Corporation shareholders	1,087	138	(168)	(1,363)	(19,090)	—	(19,396)

Total assets	42,770	14,649	311,685	204,347	337,472	(317,090)	593,833
Total liabilities	(15,494)	(556)	(152,898)	(112,187)	(34,506)	23,002	(292,639)
Capital expenditures	7,661	1,616	1,826	1,732	141	—	12,976
Depreciation and amortization expenses	845	338	6,887	3,881	78	—	12,029

          The Group’s segment information as of and for the year ended December 31, 2010 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated

	US$	US$	US$	US$	US$	US$	US$

Revenues	8,822	660	32,959	20,840	(1)	—	63,280
Cost of revenues	(4,059)	(597)	(14,414)	(7,537)	1	2,636	(23,970)
General and administrative expenses including share-based compensation expense of US$3,615	(605)	(148)	(1,319)	(1,195)	(16,040)	—	(19,307)
Interest income	9	16	8	1,119	557	(519)	1,190
Interest expense	(2,945)	—	(7,493)	(5,199)	(49)	519	(15,167)
Change in fair value of warrant liabilities	—	—	—	—	365	—	365
Exchange loss	—	—	—	(452)	(403)	—	(855)
Other (loss) income, net	(4)	29	(133)	(66)	3,087	(2,791)	122
Income tax benefit (expense)	204	1	(2,138)	(1,541)	(83)		(3,557)
Net income (loss) from continuing operations	1,422	(39)	7,470	5,969	(12,566)	(155)	2,101

Net income from discontinued operations (net of income tax benefit of US$197)	—	—	—	1,729	—	155	1,884

Net income (loss)	1,422	(39)	7,470	7,698	(12,566)	—	3,985
Net income attributable to noncontrolling interests	—	—	—	(243)	—	—	(243)

Net income (loss) attributable to China Hydroelectric Corporation shareholders	1,422	(39)	7,470	7,455	(12,566)	—	3,742

Total assets	183,888	14,910	305,927	396,388	435,361	(506,018)	830,456
Total liabilities	(117,138)	(420)	(138,055)	(202,276)	(20,578)	64,994	(413,473)
Capital expenditures	879	569	250	317	1,380	—	3,395
Depreciation and amortization expenses	2,660	373	9,392	3,853	92	—	16,370

          The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated

	US$	US$	US$	US$	US$	US$	US$

Revenues	13,806	555	25,382	17,801	—	—	57,544
Cost of revenues	(8,349)	(568)	(15,034)	(12,337)	—	3,743	(32,545)
General and administrative expenses including share-based compensation expense of US$10,479	(1,519)	(86)	(1,148)	(2,408)	(23,867)	—	(29,028)
Interest income	180	10	128	1,736	66	(2,018)	102
Interest expense	(8,468)	—	(8,565)	(11,462)	(73)	2,018	(26,550)
Change in fair value of warrant liabilities	—	—	—	—	951	—	951
Exchange loss	(28)	—	—	(244)	(579)	—	(851)
Impairment loss on goodwill	(5,260)	—	—	(6,128)			(11,388)
Impairment loss on long-lived assets					(11,601)	11	(11,590)
Other (loss) income, net	(285)	—	(36)	(172)	4,033	(3,888)	(348)
Income tax (expense) benefit	(142)	5	(843)	93	(662)	—	(1,549)

Net loss from continuing operations	(10,065)	(84)	(116)	(13,121)	(31,732)	(134)	(55,252)

Net (loss) income from discontinued operations (net of income tax expense of US$79)	—	—	—	(181)	—	143	(38)

Net (loss) income	(10,065)	(84)	(116)	(13,302)	(31,732)	9	(55,290)
Net loss attributable to noncontrolling interests	—	—	—	2,546	7,355	—	9,901

Net (loss) income attributable to China Hydroelectric Corporation shareholders	(10,065)	(84)	(116)	(10,756)	(24,377)	9	(45,389)

Total assets	200,681	15,896	318,616	374,296	421,650	(516,224)	814,915
Total liabilities	(133,670)	(753)	(138,688)	(185,330)	(20,498)	58,902	(420,037)
Capital expenditures	1,763	1,128	3,031	645	970	(5)	7,532
Depreciation and amortization expenses	5,181	344	9,837	7,281	115	—	22,758

SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

25. SHARE-BASED PAYMENT

          On August 18, 2008, the board of directors (the “Board”) of the Company adopted the China Hydroelectric Corporation 2008 Share Incentive Plan (the “2008 Plan”) that provides for the issuance of share-based awards to purchase up to 12,000,000 ordinary shares. The effectiveness of the 2008 Plan is subject to the approval of the Company’s shareholders within twelve months from the date on which the 2008 Plan is adopted by the Board. Under the 2008 Plan, the Company may grant share options including incentive stock options and non-qualified stock options, equity appreciation rights, restricted ordinary shares, restricted ordinary share units, performance-based grants of ordinary shares, performance units and other equity-based or cash-based awards to employees of the Group, consultants and other individuals who provide services to the Group, including the Company’s directors. The administrator, which may be the Board or its authorized designee, has full power and authority to administer, construe and interpret the 2008 Plan. Under the terms of the 2008 Plan, options intended to qualify as incentive shares options must have an exercise price at least equal to the fair market value as of the date of grant, but all other share options can be granted with an exercise price less than the fair market value.

          On August 18, 2008, the Board approved the grant of 40,000 options, 260,000 options and 3,597,000 non-qualified stock options to certain directors, consultants and employees of the Group, respectively.

          Options granted to employees and consultants have a contractual life of five years, an exercise price of $7.70 and a vesting period of three years. Options granted to directors have a contractual life of five years, an exercise price of $7.70 and a vesting period of one year. The vesting of the unvested options granted to a director will be accelerated upon the director’s resignation from the Board. On January 20, 2009, the Board approved another grant of 35,000 non-qualified stock options to certain employees of the Group. These options have a contractual life of five years, an exercise price of $7.70 and a vesting period of three years. The exercise prices of options granted to employees, directors and consultants are denominated in US$. On March 4, 2009, the Board passed a resolution to modify the 2008 Plan for it to be effective without approval by the shareholders of the Company. In accordance with ASC 718-10, the grant date for the share-based awards issued on August 18, 2008 and January 20, 2009 was March 4, 2009.

          On December 3, 2009, the Board approved the grant of 7,000,000 share options to the directors, officer, employees and a consultant of the Group at an exercise price equal to the price at which the ordinary shares underlying the ADS are sold in the initial public offering of the Company; provided that the options shall expire in the event that the Company does not consummate its initial public offering within six months of the approval date. Since the exercise price was not known until IPO was successfully completed on January 25, 2010, the accounting grant date for the share-based awards issued on December 3, 2009 was not established until January 25, 2010. Accordingly, no compensation expense related to the December 3, 2009 grant was recognized for the year ended December 31, 2009.

          The fair value of the options granted was estimated using a binomial option pricing model. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility, the expected price multiple at which the holder is likely to exercise stock options and the expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on U.S. Treasury zero-coupon yield in effect at the grant date. The dividend yield is based on the expected pay-out ratio. Before the closing of the IPO on January 25, 2010, the Company determined the fair value of the ordinary shares at the measurement date with the assistance of an independent valuation firm using a generally accepted valuation methodology, which incorporates certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group. The valuation model allocated the equity value between the ordinary shares and the preferred shares and determined the fair value of ordinary shares based on the following assumptions: (i) preferred shares were treated as if they had converted into ordinary shares where conversion into ordinary shares would result in a higher economic value and (ii) preferred shares that have a value higher than their conversion price were assigned a value that took into consideration their liquidation value. The expected share option life was estimated based on the resulting output of the binomial option pricing model. The option awards are not transferable and the grantees have a limited amount of time subsequent to their termination of employment or service to exercise the options. These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor.

          On December 28, 2011, the Board approved an option exchange program. Pursuant to the option exchange program, 10,109,000 and 275,000 share options originally granted to employees and a non-employee consultant, respectively, were cancelled. Simultaneously, 407,706 and 9,250 share options at an exercise price of US$0.46 were granted to these employees and the non-employee consultant, respectively, in exchange for the cancelled options. The option exchange program was structured to provide the same total fair value to the original and the new share options on the day of exchange, as determined under the Black-Scholes valuation model. These new share options have a contractual life of five years and are exercisable immediately upon grant. Other non-employee consultants and directors did not participate in the option exchange program. The Company accounted for the exchange of the original award for a new award as a modification in accordance with ASC sub-topic 718-20-35. Share-based payments: Subsequent measurement of awards classified as equity, and measured the incremental compensation cost from the modification as the excess of the fair value of the modified award based on current circumstances over the fair value of the original option measured immediately before its terms are modified based on current circumstances. The incremental compensation cost was determined to be zero by the Company after considering the terms of fair value to fair value option exchange. The US$7,620 unrecognized compensation cost of the original options was fully recognized on December 28, 2011, the modification date, as the modified share options were immediately vested upon modification.

Options granted to directors

          The following table summarizes the share options granted to directors as of and for year ended December 31, 2011:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2011	40,000	7.70	2.63	—

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or cancelled	—	—	—	—

Outstanding at December 31, 2011	40,000	7.70	1.63	—

Vested and expected to vest at December 31, 2011	40,000	7.70	1.63	—

Exercisable at December 31, 2011	40,000	7.70	1.63	—

          The explicit service condition of the options granted to directors is considered nonsubstantive since the vesting of share-based payments accelerates in full upon a director’s resignation from the Board. As a result, share-based compensation cost of US$12 for the 40,000 options granted to directors was immediately recognized on the grant date of March 4, 2009.

          Two of the directors resigned from the Board and their 20,000 share options became exercisable immediately upon their resignation.

          The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as of December 31, 2011, for those awards that have an exercise price currently below the fair value of the Company’s shares. As of December 31, 2011, all of the options granted to directors have an exercise price above the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$nil.

          The weighted-average grant-date fair value of options granted to directors of the Group during the year ended December 31, 2009 was US$0.30.

          The grant-date fair value of the 40,000 options granted to directors during the year ended December 31, 2009 was estimated using the following assumptions:

Suboptimal exercise factor	1.5
Risk-free interest rate	3.67%
Expected volatility rate	59%
Expected dividend yield	0%
Expected share option life	4.46 years
Estimated forfeiture rate	0%
Fair value of ordinary share	US$2.08

Options granted to consultants

          The following table summarizes the share options granted to consultants as of and for the year ended December 31, 2011:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2011	345,000	7.08	2.92	—

Granted	9,250	0.46	5.00	—
Exercised	—	—	—	—
Forfeited or cancelled	(295,000)	—	—	—

Outstanding at December 31, 2011	59,250	6.57	2.16	—

Vested and expected to vest at December 31, 2011	59,250	6.57	2.16	—

Exercisable at December 31, 2011	59,250	6.57	2.16	—

          As of December 31, 2011, all of the options granted to consultants have an exercise price above the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$nil.

          The weighted-average fair value of options granted to consultants of the Group during the year ended December 31, 2010 was US$2.03 and US$0.28 at January 25, 2010 and December 31, 2010, respectively. During the year ended December 31, 2011, the total fair value of options vested based on the year-end fair value was US$2.

          One of the consultants exchanged his 275,000 share options for 9,250 new share options on December 28, 2011 as more fully described above. The weighted average fair value of the new options granted was US$0.22 at December 28, 2011.

          As of December 31, 2011, all share-based compensation costs related to options granted to consultants have been recognized. To the extent the actual forfeiture rate is different from the original estimate or the assumptions used in estimating the fair value of options are changed, actual share-based compensation related to these awards granted to consultants may be different from the expectation.

          The fair value for the options granted to consultants during the years ended December 31, 2010 and 2011 was estimated using the binomial option pricing model with the following assumptions:

	December 31,

	2010	2011

Suboptimal exercise factor	1.5	3
Risk-free interest rate	0.87-1.48%	0.85%
Expected volatility rate	40.09%	71.87%
Expected dividend yield	0%	0%
Expected share option life	2.63-3.93 years	5 years
Estimated forfeiture rate	0%	0%
Fair value of ordinary share	US$2.46	US$0.38

Options granted to employees

          The following table summarizes the share options granted to employees as of and for the year ended December 31, 2011:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2011	10,214,000	6.54	3.17	—

Granted	407,706	0.46	5.00	—
Exercised	—	—	—
Forfeited or cancelled	(10, 214,000)	—	—	—

Outstanding at December 31, 2011	407,706	0.46	5.00	—

Vested and expected to vest at December 31, 2011	407,706	0.46	5.00	—

Exercisable at December 31, 2011	407,706	0.46	5.00	—

          As of December 31, 2011, all of the options granted to employees have an exercise price above the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$nil.

          The weighted-average grant-date fair value of options granted to employees of the Group during the year ended December 31, 2010 was US$1.44. During the year ended December 31, 2011, the total fair value of options vested based on the grant date fair value was US$90.

          Three of the employees terminated their employment relationship with the Company and their 105,000 share options were forfeited immediately upon termination in 2011. All of the employees exchanged their 10,109,000 share options for 407,706 new share options on December 28, 2011 as more fully described above. The weighted average fair value of the new options granted was US$0.22 at December 28, 2011.

          As of December 31, 2011, all share-based compensation costs related to options granted to employees have been recognized. To the extent the actual forfeiture rate is different from the original estimation, actual share-based compensation related to these awards may be different from the expectation.

          The grant-date fair value of the options granted to employees during the years ended December 31, 2010 and 2011 was estimated using the binomial option pricing model and the Black-Scholes valuation model, respectively, with the following assumptions:

	2010	2011

Suboptimal exercise factor	1.5	—
Risk-free interest rate	3.07%	0.85%
Expected volatility rate	58%	71.87%
Expected dividend yield	0%	0%
Expected share option life	4.86 years	5 years
Estimated forfeiture rate
Founders	0%	—
Senior management	8.9%	—
Employees	4.3%	—
Fair value of ordinary shares	US $4.63	US$0.39

          Total compensation cost recognized for share options granted to directors, consultants and employees for the years ended December 31, 2009, 2010 and 2011:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Cost of revenues	—	—	—

General and administrative expenses	571	3,615	10,479

	571	3,615	10,479

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

26. RELATED PARTY TRANSACTIONS

          The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related parties	Relationship with the Group

China Hydro LLC	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the CEO
China Carbon Investment Consulting, Ltd.	A company controlled by the CEO
China Silicon Zhuo-Xin Investment Consulting, Ltd.	A company controlled by the CEO
Sanming City Chenyang Hydropower Co., Ltd.	Noncontrolling interest in Wangkeng before January 14, 2011
Henan Lantian Group Co., Ltd.	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.	Noncontrolling interest in Jintang and Jinwei

(a) The Company had the following related party transactions during the years presented:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	75	98	90

	75	98	90

          During the years ended December 31, 2009, 2010 and 2011, Kuhns Brothers, Inc. paid US$75, $98 and $90 of miscellaneous expenses on behalf of the Company, respectively. The amounts were fully repaid by the Company as of December 31, 2011.

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Rental for office space provided by:
Kuhns Brothers, Inc.	288	288	288

	288	288	288

Fees for financial advisory services provided by:
Kuhns Brothers, Inc.	200	—	—

	200	—	—

          During the years ended December 31, 2009, 2010 and 2011, the Company rented office space from the Kuhns Brothers, Inc. and incurred rental expenses of US$288, US$288 and US$288, respectively.

          During the year ended December 31, 2009, the Company paid US$200 to Kuhns Brothers, Inc. as consideration for its financial advisory services in connection with Series C convertible redeemable preferred shares offering.

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Loans from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	—	2,247	—
Xiamen Youen Hydropower Development Co., Ltd.	—	—	1,263

	—	2,247	1,263

Prepayment to related parties for acquisition of noncontrolling interest:
Sanming City Chenyang Hydropower Co., Ltd.	—	4,643	—

Prepayments to related parties for hydroelectric project construction:
Henan Lantian Group Co., Ltd.	—	1,251	—

          During the year ended December 31, 2010, the Company obtained short-term borrowings amounted to US$2,247 from Sanming City Chenyang Hydropower Co., Ltd. The short-term loans are unsecured, interest-free and repayable on demand. The amounts were fully repaid as of December 31, 2011. During the year ended December 31, 2011, the Company obtained short-term borrowings amounted to US$1,263 from Xiamen Youen Hydropower Development Co., Ltd. The short-term loans are unsecured, interest-free and repayable on demand.

          During the year ended December 31, 2010, Fujian Huabang made a prepayment of US$4,643 to Sanming City Chenyang Hydropower Co., Ltd. for the acquisition of the remaining 10% noncontrolling interest in Wangkeng. The acquisition was completed in January 2011.

          During the year ended December 31, 2010, the Company made a payment of US$1,251 on behalf of Henan Lantian Group Co., Ltd., the noncontrolling shareholder of Wuyue, for the construction of Wuyue’s hydroelectric project.

(b) The Company had the following related party balances as of December 31, 2010 and 2011:

	December 31,

	2010	2011

	US$	US$

Amounts due from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	4,680	—
Henan Lantian Group Co., Ltd.	1,270	1,334

	5,950	1,334

Less: Allowance for doubtful accounts	—	(1,334)

	5,950	—

Amounts due to related parties:
Sanming City Chenyang Hydropower Co., Ltd.	2,514	—
Kuhns Brothers, Inc.	4	4
Nanping City Xingshui Co., Ltd.	1,419	1,490
Xiamen Youen Hydropower Development Co., Ltd.	8,929	10,680

	12,866	12,174

          Amounts due from related parties as of December 31, 2011 mainly represents payments made on behalf of Henan Lantian Group Co., Ltd. by the Company for the construction of Wuyue’s hydroelectric project in 2010. During the year ended December 31, 2011, the Company decided to abandon the construction of Wuyue’s hydroelectric project. As a result the Company made a full bad debt provision of US$1,344.

          All balances with related parties as of December 31, 2011 are unsecured, interest-free and repayable on demand.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
Statutory Reserves Disclosure [Text Block]

27. STATUTORY RESERVES

          The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with US GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.

          In accordance with the Law of the People’s Republic of China on Foreign Invested Enterprises (“FIE”) and its articles of association, a FIE established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign invested enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A non-wholly-owned foreign invested enterprise is permitted to provide all the above allocation of annual after-tax profit at the discretion of its board of directors, except for the general reserve fund which has the same requirement as a WOFE. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. All of the subsidiaries of the Company except Wangkeng, Shapulong, Wuyue, Ruiyang, Husahe, Jinlong, Jintang, Jinwei and Dazhaihe were acquired or established as WOFEs, and therefore are subject to the above mandated restrictions on distributable profits. Wangkeng was acquired as a non-wholly-owned foreign invested equity; Shapulong and Wuyue are equity joint ventures established pursuant to the Law of China on Sino-Foreign Equity Joint Ventures, and Ruiyang, Husahe, Jinlong, Jintang, Jinwei and Dazhaihe are domestic companies established pursuant to the Company Law of China, and therefore are only subject to the 10% general reserve fund requirement.

          As a result of the PRC laws, rules and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets in the form of dividend payments, loans or advances. The amounts restricted include paid-up capital and statutory reserves as determined pursuant to PRC generally accepted accounting principles, totaling US$466,792 and US$490,621 as of December 31, 2010 and 2011, respectively. Profit appropriations of US$1,255 and US$333 were made for the years ended December 31, 2010 and 2011, respectively.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]

28. CONCENTRATION OF RISKS

Concentration of credit risk

          Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents were managed by financial institutions located in the United States and the PRC which management believes are of high credit quality.

          Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC. As a percentage of total accounts receivable, the top five customers accounted for 98% and 85% as of December 31, 2010 and 2011, respectively.

          Due to the Group’s dependence on a limited number of customers, any negative events or deterioration in financial strength with the Group’s customers or deterioration of relationship with the Group’s customers, may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The major customers and the portion of revenue from these customers for the years ended December 31, 2009, 2010 and 2011 are listed below:

		For the Years Ended December 31,
Segment		2009	2010	2011

Yunnan Nujiang Electric Power Co., Ltd.	Yunnan Province	—	1%	7%
Yunnan Dehong Electric Power Co., Ltd.	Yunnan Province	8%	9%	11%
Yunnan Honghe Electric Power Co., Ltd.	Yunnan Province	—	—	1%
Yunnan Grid Company, Ltd.	Yunnan Province	—	3%	4%
Sichuan Cangxi Electric Power Co., Ltd.	Sichuan Province	3%	1%	1%
Lishui Electric Power Bureau	Zhejiang Province	50%	49%	43%
Fujian Electric Power Co., Ltd.	Fujian Province	28%	24%	16%
Pingnan Power Supply Company	Fujian Province	11%	13%	8%
Shaowu Electric Power Bureau	Fujian Province	—	—	7%
Nanping Electric Power Bureau	Fujian Province	—	—	2%

		100%	100%	100%

Currency convertibility risk

          Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies. Under Mainland China’s Foreign Exchange Currency Regulation and Administration, the Group is permitted to exchange RMB for foreign currencies through banks authorized to conduct foreign exchange business. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with invoices and signed contracts.

Foreign currency exchange rate risk

          On July 21, 2005, the PRC government changed its decade-old policy of pegging the value of the RMB to US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. This change in policy has resulted in an approximately 0.1%, 3.0% and 4.9% appreciation of the RMB against the US$ in 2009, 2010 and 2011, respectively. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. While the international reaction to the RMB revaluation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant volatility of the RMB against the US$.

          Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position in US$.

Current vulnerability due to certain other concentrations

          The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for almost 30 years, no assurance can be given that the PRC Government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]

29. SUBSEQUENT EVENTS

          On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to sell Pingnan County Yuanping Hydroelectric Co., Ltd., which owns and operates the Yuanping hydroelectric power project, a 16 megawatt (“MW”) project located in the Fujian Province, for cash consideration of US$11,276 (RMB71,050). The sale transaction was completed on March 2, 2012.

CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements [Text Block]

30. CONDENSED FINANCIAL INFORMATION OF THE COMPANY

          The following is the condensed financial information of the Company on a non-consolidated basis:

Balance sheets

	December 31,
	2010	2011

	US$	US$

ASSETS
Current assets
Cash and cash equivalents	8,088	2,884
Prepayments and other current assets	1,541	135

Total current assets	9,629	3,019
Non-current assets
Property, plant and equipment, net	11	7
Investment in subsidiaries	417,166	416,542
Other non-current assets	157	139

Total non-current assets	417,334	416,688

TOTAL ASSETS	426,963	419,707

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amounts due to subsidiaries	15,940	13,919
Accrued expense and other current liabilities	2,575	2,821
Deferred tax liabilities	—	537
Warrant liabilities	—	440

Total current liabilities	18,515	17,717

Non-current liabilities
Other non-current liabilities	—	129

	—	129

Total liabilities	18,515	17,846

Shareholders’ equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2010 and 2011; 153,295,516 and 161,989,097 shares issued and outstanding as of December 31, 2010 and 2011)	153	162
Additional paid-in capital	498,213	516,967
Accumulated other comprehensive income	22,922	42,968
Accumulated deficit	(112,840)	(158,236)

Total shareholders’ equity	408,448	401,861

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	426,963	419,707

Statements of operations

	For the Years Ended December 31,
	2009	2010	2011

	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—

Operating expenses:
General and administrative expenses	(4,785)	(12,016)	(18,247)
Total operating expenses	(4,785)	(12,016)	(18,247)
Operating loss	(4,785)	(12,016)	(18,247)
Equity in (losses) profits of subsidiaries	(747)	14,814	(27,402)
Share of losses in an equity investee	(70)	—	—
Interest income	319	555	66
Interest expense	(419)	(19)	(23)
Change in fair value of derivatives and warrant liabilities	(13,793)	365	951
Exchange loss	(6)	(403)	(580)
Other income, net	105	446	375

(Loss) income before income tax expense	(19,396)	3,742	(44,860)
Income tax expense	—	—	(536)

Net (loss) income	(19,396)	3,742	(45,396)

Statements of cash flows
	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Cash flows used in operating activities	(3,289)	(10,157)	(8,740)
Cash flows used in investing activities	(21,643)	(86,071)	(6,500)
Cash flows provided by financing activities	10,787	85,988	10,036

Net decrease in cash and cash equivalents	(14,145)	(10,240)	(5,204)

Cash and cash equivalents at the beginning of year	32,473	18,328	8,088

Cash and cash equivalents at the end of year	18,328	8,088	2,884

(a) Basis of presentation

          In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

          The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10. Such investment is presented as “Investment in subsidiaries” in the balance sheet and share of the subsidiaries’ losses or profits is presented as “Equity in (losses) profits of subsidiaries” in the statements of operations.

          The subsidiaries did not pay any dividend to the Company for the years presented.

          Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted by reference to the disclosures in the consolidated financial statements.

(b) Commitments

          The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements (Note 22).